UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012


[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA HIGH INCOME FUND]

 ==============================================================

      SEMIANNUAL REPORT
      USAA HIGH INCOME FUND
      FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
      JANUARY 31, 2012

 ==============================================================

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012
AS THE U.S. ECONOMY CONTINUES TO GROW SLOWLY,      [PHOTO OF DANIEL S. McNAMARA]
SOMETIMES IN FITS AND STARTS."

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FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           7

SHAREHOLDER VOTING RESULTS                                                   15

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        38

    Financial Statements                                                     43

    Notes to Financial Statements                                            46

EXPENSE EXAMPLE                                                              66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA HIGH INCOME FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE
TO PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS*

The Fund's principal investment strategy is to primarily invest the Fund's assets in high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities.

*Effective January 29, 2012, the High-Yield Opportunities Fund changed its name to the "High Income Fund," as well as effected a change regarding the Fund's investment strategy.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MATTHEW FREUND]                     [PHOTO OF JULIANNE BASS]
    MATTHEW FREUND, CFA                           JULIANNE BASS, CFA
    USAA Asset Management Company                 USAA Asset Management Company

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o   HOW DID THE USAA HIGH INCOME FUND (THE FUND SHARES) PERFORM DURING THE
    SIX-MONTH REPORTING PERIOD?

    The Fund Shares returned -0.67% for the six months ended January 31, 2012. This compares to returns of 0.73% for the Lipper High Current Yield Bond Funds Index and 1.88% for the Credit Suisse High Yield Index. Over the same period, the Fund underperformed versus the S&P 500(R) Index, which returned 2.71%, and underperformed versus the Citigroup 10-year U.S. Treasury Index, which returned 10.79%. (Neither the S&P 500 nor the Citigroup 10-year U.S. Treasury Index are benchmarks of the Fund.)

    High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. Generally, their long-term returns fall between those two asset classes. This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage.

    The S&P 500(R) Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond IndexSM; it measures the performance of the most recently auctioned Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

    Refer to page 8 for definitions of the Lipper High Current Yield Bond Funds Index and the Credit Suisse High Yield Index.

    Past performance is no guarantee of future results.

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2  | USAA HIGH INCOME FUND

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                                o COMPARATIVE RETURNS o

                            [CHART OF COMPARATIVE RETURNS]

                       CITIGROUP 10-YEAR                                  USAA HIGH-YIELD
                         U.S. TREASURY                                      INCOME FUND
                             INDEX                S&P 500 INDEX                SHARES
 7/31/2011                    0.00%                    0.00%                    0.00%
  8/1/2011                    0.52                    -0.41                     0.00
  8/2/2011                    1.51                    -2.96                    -0.23
  8/3/2011                    1.75                    -2.44                    -0.58
  8/4/2011                    2.93                    -7.10                    -1.51
  8/5/2011                    2.11                    -7.15                    -1.98
  8/8/2011                    3.99                   -13.32                    -3.72
  8/9/2011                    5.39                    -9.21                    -4.30
 8/10/2011                    5.79                   -13.18                    -4.77
 8/11/2011                    4.52                    -9.15                    -5.35
 8/12/2011                    5.29                    -8.67                    -4.88
 8/15/2011                    4.90                    -6.67                    -4.30
 8/16/2011                    5.53                    -7.57                    -4.19
 8/17/2011                    5.99                    -7.45                    -3.95
 8/18/2011                    6.78                   -11.57                    -4.53
 8/19/2011                    6.85                   -12.90                    -4.88
 8/22/2011                    6.67                   -12.88                    -5.00
 8/23/2011                    6.28                    -9.89                    -5.23
 8/24/2011                    5.19                    -8.69                    -5.47
 8/25/2011                    5.52                   -10.11                    -5.47
 8/26/2011                    5.85                    -8.74                    -5.35
 8/29/2011                    5.12                    -6.15                    -5.27
 8/30/2011                    5.97                    -5.91                    -5.15
 8/31/2011                    5.60                    -5.43                    -4.56
  9/1/2011                    6.34                    -6.55                    -4.33
  9/2/2011                    7.77                    -8.91                    -4.33
  9/5/2011                    7.79                    -8.91                    -4.33
  9/6/2011                    7.93                    -9.58                    -4.80
  9/7/2011                    7.42                    -6.97                    -4.56
  9/8/2011                    7.89                    -7.95                    -4.56
  9/9/2011                    8.58                   -10.41                    -4.80
 9/12/2011                    8.45                    -9.78                    -5.15
 9/13/2011                    7.87                    -8.92                    -5.38
 9/14/2011                    7.68                    -7.70                    -5.27
 9/15/2011                    6.99                    -6.09                    -5.15
 9/16/2011                    7.11                    -5.56                    -4.91
 9/19/2011                    8.38                    -6.48                    -5.03
 9/20/2011                    8.33                    -6.63                    -5.03
 9/21/2011                    9.07                    -9.37                    -5.15
 9/22/2011                   10.64                   -12.26                    -5.97
 9/23/2011                    9.72                   -11.72                    -6.55
 9/26/2011                    8.80                    -9.66                    -6.67
 9/27/2011                    7.76                    -8.69                    -6.55
 9/28/2011                    7.87                   -10.56                    -7.05
 9/29/2011                    8.29                    -9.83                    -7.29
 9/30/2011                    8.61                   -12.08                    -7.76
 10/3/2011                    9.98                   -14.58                    -8.46
 10/4/2011                   10.00                   -12.64                    -9.41
 10/5/2011                    8.86                   -11.04                    -9.64
 10/6/2011                    8.05                    -9.40                    -9.17
 10/7/2011                    7.31                   -10.14                    -8.93
10/10/2011                    7.33                    -7.07                    -8.70
10/11/2011                    6.43                    -7.02                    -8.46
10/12/2011                    5.86                    -6.10                    -7.76
10/13/2011                    6.36                    -6.37                    -7.52
10/14/2011                    5.80                    -4.74                    -7.05
10/17/2011                    6.52                    -6.58                    -7.05
10/18/2011                    6.54                    -4.67                    -6.93
10/19/2011                    6.52                    -5.87                    -6.70
10/20/2011                    6.31                    -5.43                    -6.46
10/21/2011                    6.10                    -3.65                    -5.87
10/24/2011                    5.82                    -2.41                    -5.64
10/25/2011                    6.84                    -4.37                    -5.28
10/26/2011                    6.18                    -3.36                    -4.93
10/27/2011                    4.37                    -0.04                    -4.06
10/28/2011                    5.19                     0.00                    -3.71
10/31/2011                    6.51                    -2.47                    -3.83
 11/1/2011                    8.09                    -5.20                    -4.42
 11/2/2011                    8.03                    -3.66                    -4.30
 11/3/2011                    7.49                    -1.83                    -4.06
 11/4/2011                    7.66                    -2.45                    -3.94
 11/7/2011                    8.16                    -1.82                    -3.94
 11/8/2011                    7.54                    -0.61                    -3.94
 11/9/2011                    8.54                    -4.25                    -4.42
11/10/2011                    7.88                    -3.41                    -4.54
11/11/2011                    7.89                    -1.53                    -4.42
11/14/2011                    7.99                    -2.46                    -4.54
11/15/2011                    7.85                    -1.97                    -4.65
11/16/2011                    8.21                    -3.57                    -4.89
11/17/2011                    8.72                    -5.19                    -5.13
11/18/2011                    8.26                    -5.22                    -5.25
11/21/2011                    8.69                    -6.98                    -5.60
11/22/2011                    8.94                    -7.36                    -5.96
11/23/2011                    9.53                    -9.40                    -6.19
11/24/2011                    9.53                    -9.63                    -6.19
11/25/2011                    8.78                    -9.63                    -6.31
11/28/2011                    8.75                    -6.98                    -6.07
11/29/2011                    8.49                    -6.74                    -6.19
11/30/2011                    7.86                    -2.69                    -5.59
 12/1/2011                    7.41                    -2.87                    -5.47
 12/2/2011                    8.06                    -2.89                    -5.11
 12/5/2011                    7.99                    -1.88                    -4.76
 12/6/2011                    7.63                    -1.77                    -4.64
 12/7/2011                    8.33                    -1.55                    -4.52
 12/8/2011                    8.77                    -3.63                    -4.52
 12/9/2011                    8.05                    -2.00                    -4.52
12/12/2011                    8.44                    -3.46                    -4.52
12/13/2011                    8.94                    -4.28                    -4.52
12/14/2011                    9.56                    -5.35                    -4.64
12/15/2011                    9.39                    -5.04                    -4.64
12/16/2011                   10.01                    -4.73                    -4.52
12/19/2011                   10.38                    -5.85                    -4.60
12/20/2011                    9.29                    -3.02                    -4.36
12/21/2011                    8.92                    -2.83                    -4.24
12/22/2011                    9.08                    -2.01                    -4.00
12/23/2011                    8.31                    -1.12                    -3.88
12/26/2011                    8.31                    -1.12                    -3.88
12/27/2011                    8.52                    -1.11                    -3.88
12/28/2011                    9.55                    -2.32                    -3.76
12/29/2011                    9.66                    -1.27                    -3.64
12/30/2011                    9.86                    -1.69                    -3.52
  1/2/2012                    9.86                    -1.69                    -3.52
  1/3/2012                    9.08                    -0.17                    -3.28
  1/4/2012                    8.75                    -0.13                    -3.04
  1/5/2012                    8.75                     0.17                    -2.92
  1/6/2012                    9.07                    -0.05                    -2.80
  1/9/2012                    9.13                     0.18                    -2.68
 1/10/2012                    8.99                     1.07                    -2.56
 1/11/2012                    9.64                     1.11                    -2.32
 1/12/2012                    9.36                     1.35                    -2.32
 1/13/2012                   10.09                     0.85                    -2.32
 1/16/2012                   10.11                     0.85                    -2.32
 1/17/2012                   10.20                     1.21                    -2.20
 1/18/2012                    9.78                     2.35                    -2.20
 1/19/2012                    9.04                     2.86                    -1.96
 1/20/2012                    8.49                     2.93                    -1.84
 1/23/2012                    8.17                     2.98                    -1.72
 1/24/2012                    8.22                     2.87                    -1.48
 1/25/2012                    8.76                     3.77                    -1.24
 1/26/2012                    9.47                     3.18                    -0.76
 1/27/2012                    9.80                     3.02                    -0.67
 1/30/2012                   10.41                     2.76                    -0.79
 1/31/2012                   10.79                     2.71                    -0.67

                                   [END CHART]

    Source: Bloomberg L.P.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Investor risk appetite fluctuated during the reporting period in response to mixed economic data and Europe's financial problems. Despite numerous meetings and conferences to find a solution, the Greek debt crisis continued and threatened to spread to other countries, including some of the European Union's (EU) larger economies such as Italy and Spain. Of particular concern to investors was Italy, which is the EU's largest bond market and the third largest bond market in the world. Credit ratings agencies have already downgraded several countries' credit ratings and have placed others on credit watch. The EU's fiscal woes also posed a danger to European financial institutions that hold European sovereign debt.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    The U.S. economy grew slowly during the reporting period. Unemployment declined slightly as job growth improved. The housing market remained weak and a large supply of unsold homes remained in the pipeline. The Federal Reserve (the Fed) said it would continue to support the economic recovery by holding short-term interest rates near zero at least through 2014.

    In this environment, investors favored the safety and quality of U.S. assets, particularly U.S. Treasury securities. The safe-haven appeal of these securities remained undiminished even in the midst of a contentious debate in the U.S. Congress over the U.S. debt ceiling and the subsequent downgrade of U.S. government debt by a major credit rating agency. Though "spread sectors" (that is, non-U.S. Treasury sectors such as corporate bonds) recorded positive returns, they underperformed U.S. Treasuries during the reporting period. U.S. Treasuries posted significant gains, outperforming every other sector of the fixed income market.

o   HOW DID THE HIGH-YIELD MARKET PERFORM?

    Market conditions were difficult for most of the reporting period. The spread (or, the premium that a high-yield bond investor receives over risk-free U.S. Treasuries) widened as investors traded out of riskier asset classes and into the relative safety of U.S. Treasuries. In January, high-yield bonds posted significant gains, rallying 3.0%. Some observers suggested that investors returned to the market in search of higher-yields; however, it also may have been due to a drop in risk aversion because improving economic conditions and better-than-expected jobs growth. In addition, the quantitative easing undertaken by European central banks may have boosted investor sentiment.

    Default expectations remained remarkably low during the period. According to J. P. Morgan, the trailing 12-month high yield default rate at the end of January was 1.9%, which ticked up from the previous month but is well below the 25-year average of 4.2%.

================================================================================

4  | USAA HIGH INCOME FUND

================================================================================

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The Fund's underperformance was largely the result of underweight positions in the high-yield securities of cable and satellite, health care, and technology companies. Overweights in the high-yield bonds of energy and gaming and leisure companies contributed positively. The portfolio also benefited from our investments in the junior subordinated debt of higher-quality companies. (Subordinated debt generally has a lower priority than other types of debt.)

    In managing the Fund, we continued to adhere to our disciplined approach, believing as always that the portfolio should be adequately compensated for taking on risk. Our team of experienced research analysts helped us identify attractive opportunities.

o WHAT DOES THE CHANGE FROM THE USAA HIGH-YIELD OPPORTUNITIES FUND TO THE USAA HIGH INCOME FUND MEAN?

    On January 29, 2012, near the end of the reporting period, the USAA High-Yield Opportunities Fund changed its name to the USAA High Income Fund. The Fund's principal investment strategy continues to primarily invest the portfolio's assets in high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities. The primary result of the name change is the Fund is no longer required to invest at least 80% of its assets in below investment-grade securities if better opportunities exist elsewhere.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

o   WHAT IS THE OUTLOOK?

    At the end of the reporting period, the U.S. economy was showing signs of improvement. Although we expect the slow-growth recovery to continue, economic conditions are likely to remain weak. The Fed has said it intends to keep short-term interest rates low through 2014, which has led to speculation about a third round of quantitative easing.

    Many companies have taken advantage of low interest rates and open-market conditions to refinance their debt with longer-term maturities. Most appear to have successfully strengthened their balance sheets, which should allow them to navigate through the current economic uncertainties.

    We expect the high-yield default rate to remain low for the next several years. This could be positive for high-yield bonds, which tend to perform well when defaults are low. However, shareholders should not expect the high-yield securities to experience strong price appreciation in the months ahead. The majority of their return is likely to come from the income provided by the Fund. We advise all shareholders to remain disciplined and hold diversified portfolios through all market conditions. We believe high-yield securities could help them in their diversification efforts. In our view, the high-yield market has the potential over the long term to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with more predictability and higher current income).

    We appreciate your continued confidence in us. Thank you for the opportunity to help you with your investment needs.

Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. o Diversification does not guarantee a profit or prevent a loss.

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6  | USAA HIGH INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA HIGH INCOME FUND SHARES (Symbol: USHYX)

--------------------------------------------------------------------------------
                                        1/31/12                     7/31/11
--------------------------------------------------------------------------------
Net Assets                          $1,389.1 Million           $1,482.7 Million
Net Asset Value Per Share                $8.24                       $8.60

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
  7/31/11 to 1/31/12*            1 Year            5 Years            10 Years
       -0.67%                    3.56%              6.59%              7.87%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
    1 Year                          5 Years                         10 Years
    2.53%                            6.17%                           7.51%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD AS OF 1/31/12**              EXPENSE RATIO AS OF 7/31/11**
--------------------------------------------------------------------------------
                6.79%                                        0.95%

               (includes acquired fund fees and expenses of 0.05%)

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     CREDIT SUISSE            USAA HIGH            LIPPER HIGH CURRENT
                       HIGH YIELD            INCOME FUND             YIELD BOND FUNDS
                         INDEX                  SHARES                     INDEX
 1/31/2002            $10,000.00              $10,000.00                 $10,000.00
 2/28/2002              9,929.33                9,717.10                   9,823.27
 3/31/2002             10,156.62                9,977.61                  10,017.70
 4/30/2002             10,317.66                9,823.19                  10,122.44
 5/31/2002             10,281.46                9,739.02                  10,020.86
 6/30/2002              9,923.17                9,241.42                   9,456.67
 7/31/2002              9,639.49                8,929.18                   9,146.67
 8/31/2002              9,764.34                9,111.12                   9,304.16
 9/30/2002              9,643.92                9,098.57                   9,174.70
10/31/2002              9,584.82                8,958.32                   9,116.65
11/30/2002             10,092.10                9,473.49                   9,642.18
12/31/2002             10,214.73                9,579.43                   9,735.86
 1/31/2003             10,492.75                9,810.88                   9,951.17
 2/28/2003             10,647.89                9,883.65                  10,084.53
 3/31/2003             10,919.99               10,092.86                  10,336.27
 4/30/2003             11,477.50               10,636.84                  10,843.75
 5/31/2003             11,643.48               10,843.85                  10,972.72
 6/30/2003             11,983.80               11,121.38                  11,268.36
 7/31/2003             11,887.27               11,058.98                  11,181.49
 8/31/2003             12,020.00               11,185.15                  11,331.64
 9/30/2003             12,348.49               11,492.85                  11,606.79
10/31/2003             12,600.16               11,702.61                  11,867.24
11/30/2003             12,773.03               11,843.20                  12,004.73
12/31/2003             13,068.53               12,119.83                  12,301.94
 1/31/2004             13,321.68               12,394.67                  12,499.36
 2/29/2004             13,327.83               12,359.76                  12,474.91
 3/31/2004             13,416.48               12,427.65                  12,522.50
 4/30/2004             13,397.77               12,386.33                  12,494.05
 5/31/2004             13,186.49               12,202.00                  12,300.98
 6/30/2004             13,391.37               12,348.94                  12,473.08
 7/31/2004             13,562.76               12,434.44                  12,572.51
 8/31/2004             13,783.89               12,641.37                  12,777.68
 9/30/2004             13,993.20               12,818.53                  12,955.04
10/31/2004             14,233.30               13,026.62                  13,185.53
11/30/2004             14,414.54               13,190.95                  13,372.68
12/31/2004             14,630.75               13,401.28                  13,574.38
 1/31/2005             14,628.28               13,374.48                  13,540.95
 2/28/2005             14,822.08               13,540.42                  13,747.87
 3/31/2005             14,467.98               13,283.99                  13,383.21
 4/30/2005             14,325.40               13,181.43                  13,226.84
 5/31/2005             14,500.97               13,318.44                  13,438.80
 6/30/2005             14,743.28               13,537.77                  13,655.04
 7/31/2005             14,944.72               13,722.69                  13,867.10
 8/31/2005             15,021.79               13,847.68                  13,932.97
 9/30/2005             14,876.75               13,710.99                  13,842.52
10/31/2005             14,736.88               13,597.26                  13,728.39
11/30/2005             14,837.84               13,694.06                  13,853.48
12/31/2005             14,961.71               13,844.04                  13,981.26
 1/31/2006             15,154.03               14,016.26                  14,161.57
 2/28/2006             15,306.21               14,144.07                  14,280.29
 3/31/2006             15,424.66               14,205.85                  14,338.70
 4/30/2006             15,528.58               14,282.77                  14,421.33
 5/31/2006             15,571.18               14,284.41                  14,389.79
 6/30/2006             15,484.01               14,218.67                  14,309.51
 7/31/2006             15,616.74               14,351.90                  14,418.70
 8/31/2006             15,834.17               14,591.31                  14,615.08
 9/30/2006             16,031.42               14,771.47                  14,776.64
10/31/2006             16,252.80               14,986.54                  14,990.23
11/30/2006             16,548.06               15,214.80                  15,249.03
12/31/2006             16,744.32               15,367.00                  15,402.85
 1/31/2007             16,936.64               15,504.75                  15,567.85
 2/28/2007             17,198.90               15,734.69                  15,769.73
 3/31/2007             17,248.15               15,773.09                  15,819.87
 4/30/2007             17,492.67               15,986.76                  16,038.33
 5/31/2007             17,628.60               16,080.18                  16,175.02
 6/30/2007             17,359.94               15,890.79                  15,912.22
 7/31/2007             16,814.25               15,481.16                  15,396.37
 8/31/2007             16,989.83               15,624.60                  15,544.84
 9/30/2007             17,367.82               15,895.13                  15,919.53
10/31/2007             17,503.76               15,958.45                  16,056.62
11/30/2007             17,178.70               15,599.73                  15,715.33
12/31/2007             17,187.57               15,562.24                  15,730.79
 1/31/2008             16,915.22               15,206.95                  15,410.25
 2/29/2008             16,728.31               15,039.32                  15,202.66
 3/31/2008             16,689.65               14,943.69                  15,179.62
 4/30/2008             17,345.66               15,307.63                  15,748.54
 5/31/2008             17,410.92               15,419.66                  15,829.74
 6/30/2008             16,991.55               15,058.49                  15,413.11
 7/31/2008             16,762.54               14,856.81                  15,213.17
 8/31/2008             16,808.59               14,892.22                  15,234.33
 9/30/2008             15,625.85               13,862.57                  14,096.96
10/31/2008             13,150.04               12,029.91                  11,824.72
11/30/2008             12,015.56               11,050.88                  10,812.10
12/31/2008             12,689.06               11,190.70                  11,193.41
 1/31/2009             13,434.46               11,602.92                  11,681.81
 2/28/2009             13,159.40               11,280.52                  11,411.53
 3/31/2009             13,426.33               11,375.65                  11,580.56
 4/30/2009             14,779.73               12,381.55                  12,704.40
 5/31/2009             15,583.25               13,473.25                  13,443.05
 6/30/2009             16,142.48               14,062.78                  13,895.45
 7/31/2009             17,122.07               14,900.50                  14,775.92
 8/31/2009             17,438.99               15,311.00                  15,023.45
 9/30/2009             18,420.79               16,228.02                  15,808.92
10/31/2009             18,756.68               16,602.52                  16,042.15
11/30/2009             19,018.20               16,819.11                  16,246.59
12/31/2009             19,569.31               17,257.26                  16,733.15
 1/31/2010             19,818.51               17,651.19                  16,945.23
 2/28/2010             19,878.84               17,727.24                  16,970.78
 3/31/2010             20,444.73               18,350.19                  17,510.15
 4/30/2010             20,918.76               18,805.89                  17,890.84
 5/31/2010             20,252.65               18,048.22                  17,228.56
 6/30/2010             20,486.84               18,226.00                  17,365.23
 7/31/2010             21,119.95               18,796.86                  17,985.68
 8/31/2010             21,147.04               18,873.54                  17,974.91
 9/30/2010             21,708.00               19,418.23                  18,522.24
10/31/2010             22,221.18               19,934.36                  19,037.08
11/30/2010             21,986.51               19,817.12                  18,845.41
12/31/2010             22,391.10               20,215.00                  19,228.19
 1/31/2011             22,841.98               20,604.18                  19,629.70
 2/28/2011             23,139.94               21,010.23                  19,945.98
 3/31/2011             23,234.26               21,130.91                  19,987.00
 4/30/2011             23,557.34               21,517.37                  20,300.54
 5/31/2011             23,659.04               21,628.43                  20,345.37
 6/30/2011             23,475.58               21,326.65                  20,119.64
 7/31/2011             23,797.68               21,481.60                  20,286.73
 8/31/2011             22,917.09               20,501.32                  19,374.90
 9/30/2011             22,273.88               19,815.36                  18,690.23
10/31/2011             23,471.15               20,659.93                  19,779.82
11/30/2011             23,045.88               20,280.51                  19,334.31
12/31/2011             23,615.45               20,725.51                  19,776.15
 1/31/2012             24,244.13               21,337.58                  20,434.46

                                   [END CHART]

                          Data from 1/31/02 to 1/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Shares to the following benchmarks:

o The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

8  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND INSTITUTIONAL SHARES* (Symbol: UIHIX)


--------------------------------------------------------------------------------
                                          1/31/12                     7/31/11
--------------------------------------------------------------------------------

Net Assets                            $185.7 Million              $146.6 Million
Net Asset Value Per Share                  $8.23                       $8.60


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
  7/31/11 to 1/31/12**             1 Year              Since Inception 8/01/08

        -0.68%                     3.67%                       11.16%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/08

   2.64%                                                       10.50%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------

                                      0.80%


               (includes acquired fund fees and expenses of 0.05%)

*The USAA High Income Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                          USAA HIGH             CREDIT SUISSE        LIPPER HIGH CURRENT
                         INCOME FUND              HIGH YIELD              YIELD BOND
                    INSTITUTIONAL SHARES             INDEX               FUNDS INDEX
 7/31/2008              $10,000.00               $10,000.00              $10,000.00
 8/31/2008               10,026.02                10,027.47               10,013.91
 9/30/2008                9,335.20                 9,321.88                9,266.29
10/31/2008                8,103.33                 7,844.90                7,772.69
11/30/2008                7,445.43                 7,168.10                7,107.07
12/31/2008                7,543.33                 7,569.89                7,357.71
 1/31/2009                7,823.87                 8,014.57                7,678.75
 2/28/2009                7,609.28                 7,850.48                7,501.09
 3/31/2009                7,676.57                 8,009.73                7,612.19
 4/30/2009                8,357.89                 8,817.12                8,350.92
 5/31/2009                9,096.76                 9,296.47                8,836.46
 6/30/2009                9,497.08                 9,630.09                9,133.84
 7/31/2009               10,065.93                10,214.48                9,712.59
 8/31/2009               10,345.72                10,403.55                9,875.29
 9/30/2009               10,968.20                10,989.26               10,391.60
10/31/2009               11,223.91                11,189.64               10,544.91
11/30/2009               11,372.72                11,345.65               10,679.29
12/31/2009               11,671.04                11,674.43               10,999.13
 1/31/2010               11,939.80                11,823.10               11,138.53
 2/28/2010               11,993.82                11,859.09               11,155.32
 3/31/2010               12,402.89                12,196.68               11,509.86
 4/30/2010               12,729.23                12,479.47               11,760.10
 5/31/2010               12,219.38                12,082.09               11,324.77
 6/30/2010               12,327.95                12,221.80               11,414.61
 7/31/2010               12,733.43                12,599.49               11,822.45
 8/31/2010               12,772.39                12,615.65               11,815.36
 9/30/2010               13,143.99                12,950.30               12,175.14
10/31/2010               13,512.55                13,256.45               12,513.55
11/30/2010               13,435.99                13,116.45               12,387.57
12/31/2010               13,709.37                13,357.82               12,639.18
 1/31/2011               13,976.04                13,626.80               12,903.10
 2/28/2011               14,254.25                13,804.56               13,111.00
 3/31/2011               14,339.23                13,860.82               13,137.96
 4/30/2011               14,587.46                14,053.56               13,344.06
 5/31/2011               14,665.36                14,114.23               13,373.53
 6/30/2011               14,463.99                14,004.79               13,225.15
 7/31/2011               14,588.71                14,196.94               13,334.98
 8/31/2011               13,926.64                13,671.61               12,735.61
 9/30/2011               13,445.71                13,287.89               12,285.56
10/31/2011               14,021.53                14,002.14               13,001.78
11/30/2011               13,766.01                13,748.44               12,708.93
12/31/2011               14,070.91                14,088.23               12,999.37
 1/31/2012               14,488.88                14,463.28               13,432.09

                                   [END CHART]

                         Data from 7/31/08 to 1/31/12.*

                         See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Institutional Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA HIGH INCOME FUND

================================================================================

USAA HIGH INCOME FUND ADVISER SHARES* (Symbol: UHYOX)

--------------------------------------------------------------------------------
                                          1/31/12                      7/31/11
--------------------------------------------------------------------------------
Net Assets                             $5.4 Million                 $5.5 Million
Net Asset Value Per Share                  $8.24                        $8.60

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
  7/31/11 to 1/31/12**              1 Year             Since Inception 8/01/08
       -0.79%                       3.32%                      8.48%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/10
    2.28%                                                     6.81%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------
    Before Reimbursement    1.91%                After Reimbursement    1.20%

               (includes acquired fund fees and expenses of 0.05%)

*The USAA High Income Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.20% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012.

THESE BEFORE AND AFTER REIMBURSEMENT ESTIMATED EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   CREDIT SUISSE               LIPPER HIGH CURRENT              USAA HIGH
                     HIGH YIELD                     YIELD BOND                 INCOME FUND
                       INDEX                       FUNDS INDEX               ADVISER SHARES
 7/31/2010          $10,000.00                    $10,000.00                   $10,000.00
 8/31/2010           10,012.83                      9,994.01                    10,030.71
 9/30/2010           10,278.43                     10,298.32                    10,316.99
10/31/2010           10,521.42                     10,584.57                    10,588.61
11/30/2010           10,410.30                     10,478.01                    10,524.02
12/31/2010           10,601.87                     10,690.83                    10,732.48
 1/31/2011           10,815.36                     10,914.07                    10,937.44
 2/28/2011           10,956.44                     11,089.92                    11,150.86
 3/31/2011           11,001.10                     11,112.72                    11,212.33
 4/30/2011           11,154.07                     11,287.05                    11,402.05
 5/31/2011           11,202.22                     11,311.98                    11,458.62
 6/30/2011           11,115.36                     11,186.47                    11,296.48
 7/31/2011           11,267.87                     11,279.37                    11,389.73
 8/31/2011           10,850.92                     10,772.40                    10,867.67
 9/30/2011           10,546.37                     10,391.72                    10,488.62
10/31/2011           11,113.26                     10,997.53                    10,935.08
11/30/2011           10,911.90                     10,749.83                    10,744.35
12/31/2011           11,181.59                     10,995.50                    10,977.63
 1/31/2012           11,479.26                     11,361.51                    11,300.22

                                   [END CHART]

                         Data from 7/31/10 to 1/31/12.*

                         See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Adviser Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA HIGH INCOME FUND

================================================================================

                                TOP 10 HOLDINGS*
                                 AS OF 1/31/2012
                                (% of Net Assets)

                                                COUPON RATE %   % OF NET ASSETS
                                                -------------------------------
iShares iBoxx High Yield
   Corporate Bond Fund .......................       n/a             2.0%
SPDR Barclay Capital High
   Yield Bond Fund ...........................       n/a             1.4%
PPL Capital Funding, Inc. ....................      6.70%            1.4%
Lincoln National Corp. .......................      7.00%            1.3%
Southern Union Co. ...........................      3.45%            1.2%
Nextel Communications, Inc. ..................      7.38%            1.2%
Fifth Third Capital Trust IV .................      6.50%            1.0%
StanCorp Financial Group, Inc. ...............      6.90%            1.0%
Textron Financial Corp. ......................      6.00%            1.0%
Glen Meadow ..................................      6.51%            1.0%

You will find a complete list of securities that the Fund owns on pages 16-37.

The Fund may rely on Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                    o SECTOR ASSET ALLOCATION -- 1/31/2012 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

FINANCIALS                                                                28.6%
ENERGY                                                                    13.1%
CONSUMER DISCRETIONARY                                                    11.9%
MATERIALS                                                                  8.5%
TELECOMMUNICATION SERVICES                                                 7.9%
INDUSTRIALS                                                                6.4%
UTILITIES                                                                  6.2%
INFORMATION TECHNOLOGY                                                     4.6%
HEALTH CARE                                                                4.0%
EXCHANGED-TRADED FUNDS*                                                    3.5%
CONSUMER STAPLES                                                           3.2%
MUNICIPAL BONDS                                                            0.2%
MONEY MARKET INSTRUMENTS                                                   0.6%

                                   [END CHART]

*Exchange-traded funds (ETFs) are baskets of securities and are traded like individual stocks, on an exchange. These particular ETFs represent multiple sectors. o Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA HIGH INCOME FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                               FOR                       VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                  6,660,811,393                    63,843,596
Daniel S. McNamara                6,665,041,690                    59,613,299
Robert L. Mason, Ph.D.            6,673,454,396                    51,200,593
Michael F. Reimherr               6,655,017,938                    69,637,051
Paul L. McNamara                  6,652,482,258                    72,172,731
Barbara B. Ostdiek, Ph.D.         6,650,120,137                    74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (71.7%)

            CONSUMER DISCRETIONARY (10.2%)
            ------------------------------
            ADVERTISING (0.3%)
$    6,892  Clear Channel Communication, Inc.(a),(b)              3.92%        1/28/2016           $    5,551
                                                                                                   ----------
            APPAREL RETAIL (0.3%)
     5,000  Limited Brands, Inc.                                  6.95         3/01/2033                4,787
                                                                                                   ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
     3,000  Hanesbrands, Inc.                                     6.38        12/15/2020                3,139
     4,238  Kellwood Co.(c)                                      12.88        12/31/2014                2,416
     5,000  Quiksilver, Inc.                                      6.88         4/15/2015                4,837
                                                                                                   ----------
                                                                                                       10,392
                                                                                                   ----------
            AUTO PARTS & EQUIPMENT (0.1%)
     1,287  Federal-Mogul Corp.(b)                                2.23        12/29/2014                1,233
       657  Federal-Mogul Corp.(b)                                2.22        12/28/2015                  629
                                                                                                   ----------
                                                                                                        1,862
                                                                                                   ----------
            BROADCASTING (0.6%)
     3,000  LBI Media, Inc.(d)                                    8.50         8/01/2017                1,590
     1,000  Nexstar Broadcasting Group, Inc.                      8.88         4/15/2017                1,055
     1,000  Sinclair Television Group, Inc.                       8.38        10/15/2018                1,055
       884  Telesat Canada(b)                                     3.27        10/31/2014                  883
        76  Telesat Canada(b)                                     3.27        10/31/2014                   76
     5,000  Univision Communications, Inc.(d)                     8.50         5/15/2021                4,875
                                                                                                   ----------
                                                                                                        9,534
                                                                                                   ----------
            CABLE & SATELLITE (1.7%)
     5,000  Cablevision Systems Corp.                             8.00         4/15/2020                5,487
     6,000  CCO Holdings, LLC                                     6.63         1/31/2022                6,255
     5,000  Cequel Communications Holdings I, LLC and
              Cequel Capital Corp.(d)                             8.63        11/15/2017                5,325
     3,000  Mediacom Broadband, LLC                               8.50        10/15/2015                3,105
     1,000  Mediacom Broadband, LLC                               9.13         8/15/2019                1,090
     5,000  Mediacom, LLC(d),(e)                                  7.25         2/15/2022                5,000
                                                                                                   ----------
                                                                                                       26,262
                                                                                                   ----------

================================================================================

16  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CASINOS & GAMING (4.5%)
$    5,000  Boyd Gaming Corp.                                     7.13%        2/01/2016           $    4,587
     3,235  Caesar's Entertainment Operating Co., Inc.(b)         3.28         1/28/2015                2,938
     6,025  Caesar's Entertainment Operating Co., Inc.           10.00        12/15/2018                4,684
     1,000  Chester Downs & Marina, LLC(d),(e)                    9.25         1/15/2020                1,018
     8,000  CityCenter Holdings, LLC                              7.63         1/15/2016                8,460
     3,349  CityCenter Holdings, LLC                             10.75         1/15/2017                3,596
     1,500  Eldorado Resorts, LLC(d)                              8.63         6/15/2019                1,395
     5,000  Harrah's Operating Co., Inc.                         11.25         6/01/2017                5,444
     2,185  Inn of the Mountain Gods Resort & Casino(c),(d)       1.25        11/30/2020                1,300
       682  Inn of the Mountain Gods Resort & Casino(d)           8.75        11/30/2020                  672
     5,620  Isle of Capri Casinos, Inc.                           7.00         3/01/2014                5,592
     3,000  Jacobs Entertainment, Inc.                            9.75         6/15/2014                2,827
     6,000  Marina District Finance Co., Inc.                     9.88         8/15/2018                5,640
     1,675  MGM Resorts International(b)                          7.00         2/21/2014                1,678
     5,000  MGM Resorts International(d)                          8.63         2/01/2019                5,231
     5,000  MTR Gaming Group, Inc.(d)                            11.50         8/01/2019                4,562
     1,000  Pinnacle Entertainment, Inc.                          8.75         5/15/2020                1,024
     5,000  Revel Entertainment, LLC(b)                           9.00         2/17/2017                4,837
     2,000  Shingle Springs Tribal Gaming Auth.(d)                9.38         6/15/2015                1,370
     3,000  Snoqualmie Entertainment Auth.(d)                     4.18(f)      2/01/2014                2,715
     1,000  Snoqualmie Entertainment Auth.(d)                     9.13         2/01/2015                  993
                                                                                                   ----------
                                                                                                       70,563
                                                                                                   ----------
            DEPARTMENT STORES (0.4%)
     3,200  Dillard's, Inc.                                       7.13         8/01/2018                3,360
     2,100  May Department Stores Co.                             7.88         8/15/2036                2,320
                                                                                                   ----------
                                                                                                        5,680
                                                                                                   ----------
            HOMEBUILDING (0.1%)
     1,000  Beazer Homes USA, Inc.                                9.13         5/15/2019                  798
     1,000  Lennar Corp.                                         12.25         6/01/2017                1,270
                                                                                                   ----------
                                                                                                        2,068
                                                                                                   ----------
            LEISURE PRODUCTS (0.2%)
     2,700  FGI Operating Co., Inc.                              10.25         8/01/2015                2,889
                                                                                                   ----------
            MOVIES & ENTERTAINMENT (0.5%)
     5,000  AMC Entertainment, Inc.                               8.75         6/01/2019                5,294
     1,000  Live Nation Entertainment, Inc.(d)                    8.13         5/15/2018                1,040
     2,000  Production Resource Group(d)                          8.88         5/01/2019                1,805
                                                                                                   ----------
                                                                                                        8,139
                                                                                                   ----------
            PUBLISHING (0.1%)
       195  American Media, Inc.(d)                               9.00         5/01/2013                  153
     2,000  McClatchy Co.                                        11.50         2/15/2017                2,050
                                                                                                   ----------
                                                                                                        2,203
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            RESTAURANTS (0.5%)
$    3,000  Dineequity, Inc.                                      9.50%       10/30/2018           $    3,285
     5,000  NPC International, Inc.(d)                           10.50         1/15/2020                5,175
                                                                                                   ----------
                                                                                                        8,460
                                                                                                   ----------
            TIRES & RUBBER (0.2%)
     3,000  Goodyear Tire & Rubber Co.                            8.25         8/15/2020                3,278
                                                                                                   ----------
            Total Consumer Discretionary                                                              161,668
                                                                                                   ----------
            CONSUMER STAPLES (1.7%)
            -----------------------
            DRUG RETAIL (0.2%)
     2,000  Rite Aid Corp.                                        9.75         6/12/2016                2,210
                                                                                                   ----------
            FOOD DISTRIBUTORS (0.1%)
     2,000  U.S. Foodservice(d)                                   8.50         6/30/2019                1,990
                                                                                                   ----------
            FOOD RETAIL (0.3%)
       910  Albertsons, Inc.                                      8.70         5/01/2030                  780
     1,000  American Stores Co.                                   8.00         6/01/2026                  874
     3,000  ARAMARK Corp.(g)                                      8.50         2/01/2015                3,071
                                                                                                   ----------
                                                                                                        4,725
                                                                                                   ----------
            HOUSEHOLD PRODUCTS (0.2%)
       500  Spectrum Brands Holdings, Inc.(d)                     9.50         6/15/2018                  568
     2,000  Spectrum Brands, Inc.                                 9.50         6/15/2018                2,270
                                                                                                   ----------
                                                                                                        2,838
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.8%)
     5,000  Dean Foods Co.                                        9.75        12/15/2018                5,475
     2,000  Del Monte Corp.                                       7.63         2/15/2019                1,970
     3,750  Reddy Ice Corp.                                      11.25         3/15/2015                3,553
     2,175  Reddy Ice Holdings, Inc.                             10.50        11/01/2012                2,186
                                                                                                   ----------
                                                                                                       13,184
                                                                                                   ----------
            PERSONAL PRODUCTS (0.1%)
     1,000  Prestige Brands, Inc.(d)                              8.13         2/01/2020                1,035
                                                                                                   ----------
            Total Consumer Staples                                                                     25,982
                                                                                                   ----------
            ENERGY (11.7%)
            --------------
            COAL & CONSUMABLE FUELS (0.6%)
     1,000  Arch Coal, Inc.                                       7.25        10/01/2020                1,010
     1,500  CONSOL Energy, Inc.                                   8.00         4/01/2017                1,627
     1,000  CONSOL Energy, Inc.                                   8.25         4/01/2020                1,093
     3,000  James River Coal Co.                                  7.88         4/01/2019                2,040
     1,500  Murray Energy Corp.(d)                               10.25        10/15/2015                1,522
     2,000  Peabody Energy Corp.                                  7.88        11/01/2026                2,155
                                                                                                   ----------
                                                                                                        9,447
                                                                                                   ----------

================================================================================

18  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
$    5,000  Basic Energy Services                                 7.75%        2/15/2019           $    5,113
     5,000  Global Geophysical Services, Inc.                    10.50         5/01/2017                4,725
     1,500  Helix Energy Solutions Group, Inc.(d)                 9.50         1/15/2016                1,573
     1,000  Stallion Oilfield Holdings, Ltd.                     10.50         2/15/2015                1,090
                                                                                                   ----------
                                                                                                       12,501
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (3.8%)
     5,000  Alta Mesa Holdings, LP                                9.63        10/15/2018                4,712
     2,000  Carrizo Oil & Gas, Inc.                               8.63        10/15/2018                2,020
     2,000  Carrizo Oil & Gas, Inc.(d)                            8.63        10/15/2018                2,020
     5,000  Chaparral Energy, Inc.                                8.25         9/01/2021                5,250
     5,000  Comstock Resources, Inc.                              7.75         4/01/2019                4,644
     3,000  EV Energy Partners, LP                                8.00         4/15/2019                3,083
     4,964  GMX Resources, Inc.                                  11.00        12/01/2017                3,897
     4,750  NFR Energy, LLC(d)                                    9.75         2/15/2017                4,061
     3,500  NFR Energy, LLC/Financial Corp.(d)                    9.75         2/15/2017                2,993
     5,000  Penn Virginia Corp.                                   7.25         4/15/2019                4,487
    10,000  Quicksilver Resources, Inc.                           7.13         4/01/2016                9,600
     2,000  Rosetta Resources, Inc.                               9.50         4/15/2018                2,170
     5,000  Sandridge Energy, Inc.                                7.50         5/15/2016                5,087
     1,000  SandRidge Energy, Inc.(d)                             9.88         5/15/2016                1,080
     5,000  Venoco, Inc.                                          8.88         2/15/2019                4,313
                                                                                                   ----------
                                                                                                       59,417
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.1%)
     2,000  Crosstex Energy, LP                                   8.88         2/15/2018                2,182
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (6.4%)
     3,000  Atlas Pipeline, LP(d)                                 8.75         6/15/2018                3,232
     4,000  Copano Energy, LLC                                    7.13         4/01/2021                4,140
     5,061  El Paso Corp.                                         7.80         8/01/2031                5,957
    11,400  Enbridge Energy Partners, LP(g)                       8.05        10/01/2037               12,294
     2,500  Energy Transfer Equity, LP                            7.50        10/15/2020                2,772
    12,250  Enterprise Products Operating, LP                     7.00         6/01/2067               12,123
     9,000  Enterprise Products Operating, LP                     7.03         1/15/2068                9,529
     4,000  Genesis Energy, LP(d)                                 7.88        12/15/2018                4,090
     4,000  Genesis Energy, LP                                    7.88        12/15/2018                4,120
     5,000  MarkWest Energy Partners, LP                          6.50         8/15/2021                5,325
     5,000  NGPL PipeCo, LLC(d)                                   6.51        12/15/2012                4,817
     5,000  NGPL PipeCo., LLC(d)                                  7.77        12/15/2037                4,234
     2,000  Sabine Pass LNG, LP                                   7.25        11/30/2013                2,080
     2,000  Sabine Pass LNG, LP                                   7.50        11/30/2016                2,090
    20,000  Southern Union Co.(g)                                 3.45(f)     11/01/2066               19,150

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  Targa Resources Partners, LP                          7.88%       10/15/2018           $    1,075
     3,000  Targa Resources Partners, LP(d)                       6.88         2/01/2021                3,142
     1,000  Teekay Corp.                                          8.50         1/15/2020                1,010
                                                                                                   ----------
                                                                                                      101,180
                                                                                                   ----------
            Total Energy                                                                              184,727
                                                                                                   ----------
            FINANCIALS (18.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
     2,000  Nuveen Investments, Inc.                             10.50        11/15/2015                2,090
                                                                                                   ----------
            CONSUMER FINANCE (2.2%)
     5,000  Ally Financial, Inc.                                  6.25        12/01/2017                5,150
     4,000  American Express Co.                                  6.80         9/01/2066                4,055
     8,000  Capital One Financial Corp.                           7.69         8/15/2036                8,110
     6,000  Credit Acceptance Corp.                               9.13         2/01/2017                6,390
     5,000  Ford Motor Credit Co., LLC                            5.75         2/01/2021                5,487
     5,000  General Motors Acceptance Corp.                       6.75        12/01/2014                5,238
                                                                                                   ----------
                                                                                                       34,430
                                                                                                   ----------
            DIVERSIFIED BANKS (0.4%)
     7,500  USB Realty Corp.(d)                                   1.72(f)              -(h)             5,756
                                                                                                   ----------
            INVESTMENT BANKING & BROKERAGE (0.0%)
     1,000  Lehman Brothers Holdings, Inc.(i)                     5.75        12/31/2049                  272
     1,500  Lehman Brothers Treasury Co. B.V.(i)                  0.01        12/29/2012                  499
                                                                                                   ----------
                                                                                                          771
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (2.9%)
     1,000  Americo Life, Inc.(d)                                 7.88         5/01/2013                1,039
     3,000  Forethought Financial Group(d)                        8.63         4/15/2021                3,051
     2,000  Great-West Life & Annuity Insurance Co.(d)            7.15         5/16/2046                1,990
    22,000  Lincoln National Corp.                                7.00         5/17/2066               21,010
     2,000  MetLife, Inc.                                        10.75         8/01/2039                2,770
    18,000  StanCorp Financial Group, Inc.                        6.90         6/01/2067               16,438
                                                                                                   ----------
                                                                                                       46,298
                                                                                                   ----------
            MULTI-LINE INSURANCE (2.7%)
    21,299  Genworth Financial, Inc.                              6.15        11/15/2066               13,738
    20,000  Glen Meadow(d)                                        6.51         2/12/2067               15,150
    15,000  Nationwide Mutual Insurance Co.(d)                    5.81        12/15/2024               13,664
                                                                                                   ----------
                                                                                                       42,552
                                                                                                   ----------
            MULTI-SECTOR HOLDINGS (0.8%)
     2,750  Leucadia National Corp.                               7.13         3/15/2017                2,853
     9,025  Leucadia National Corp.                               8.65         1/15/2027                9,206
                                                                                                   ----------
                                                                                                       12,059
                                                                                                   ----------

================================================================================

20  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.1%)
$    9,000  ABN AMRO North America Holding Co.(d)                 6.47%                -(h)        $    6,885
     2,000  AgFirst Farm Credit Bank                              6.59                 -(h)             1,520
     5,000  BankAmerica Institutional Capital(d)                  8.07        12/31/2026                4,900
     5,000  Citigroup Capital XXI                                 8.30        12/21/2057                5,100
     4,000  General Electric Capital Trust I                      6.38        11/15/2067                3,995
    12,034  ILFC E-Capital Trust I(d)                             4.48(f)     12/21/2065                7,663
    16,362  ILFC E-Capital Trust II(d)                            6.25        12/21/2065               11,863
     5,000  International Lease Finance Corp.                     8.63         1/15/2022                5,387
     2,245  NB Capital Trust IV                                   8.25         4/15/2027                2,234
     1,000  Washington Mutual Bank NV                             5.55         6/16/2030                  340
     1,000  Washington Mutual, Inc.(j)                            5.55         6/16/2030                    -
                                                                                                   ----------
                                                                                                       49,887
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (2.3%)
     2,300  Assured Guaranty U.S. Holdings, Inc.                  6.40        12/15/2066                1,736
     1,000  Financial Security Assurance Holdings Ltd.(d)         6.40        12/15/2066                  705
     3,780  Hanover Insurance Group, Inc.                         8.21         2/03/2027                3,904
     5,400  Ironshore Holdings, Inc.(d)                           8.50         5/15/2020                5,865
     1,500  Kingsway America, Inc.                                7.50         2/01/2014                1,369
     6,000  Liberty Mutual Group, Inc.(d)                         7.00         3/15/2037                5,310
     2,500  MBIA Insurance Co.(d)                                14.00         1/15/2033                1,513
    14,000  PXRE Capital Trust I                                  8.85         2/01/2027               13,160
     2,000  Zenith National Insurance Corp.                       8.55         8/01/2028                2,010
                                                                                                   ----------
                                                                                                       35,572
                                                                                                   ----------
            REGIONAL BANKS (2.4%)
     1,000  AmSouth Bancorp.                                      6.75        11/01/2025                  868
    16,610  Fifth Third Capital Trust IV                          6.50         4/15/2037               16,568
     1,500  First Empire Capital Trust I                          8.23         2/01/2027                1,503
     3,000  First Niagara Financial Group, Inc.                   7.25        12/15/2021                3,131
     2,500  Huntington Capital III                                6.65         5/15/2037                2,434
     1,000  Regions Bank                                          6.45         6/26/2037                  893
     1,790  Regions Financial Corp.                               7.38        12/10/2037                1,602
     4,500  Susquehanna Capital II                               11.00         3/23/2040                4,613
     5,450  Webster Capital Trust IV                              7.65         6/15/2037                5,509
                                                                                                   ----------
                                                                                                       37,121
                                                                                                   ----------
            REINSURANCE (0.1%)
     2,000  Max USA Holdings Ltd.(d),(g)                          7.20         4/14/2017                2,109
                                                                                                   ----------
            REITs - MORTGAGE (0.1%)
     1,925  Walter Investment Management Corp.(b)                 7.75         6/30/2016                1,928
                                                                                                   ----------
            REITs - RETAIL (0.8%)
     7,000  New Plan Excel Realty Trust, Inc.                     5.13         9/15/2012                7,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  New Plan Excel Realty Trust, Inc.                     5.30%        1/15/2015           $    2,681
     2,675  New Plan Excel Realty Trust, Inc.                     5.25         9/15/2015                2,381
     1,550  New Plan Excel Realty Trust, Inc.                     7.50         7/30/2029                  946
                                                                                                   ----------
                                                                                                       13,008
                                                                                                   ----------
            REITs - SPECIALIZED (0.5%)
     3,000  Aviv Healthcare Properties, LP                        7.75         2/15/2019                3,022
     3,000  Entertainment Properties Trust                        7.75         7/15/2020                3,250
     1,000  Sabra Health Care                                     8.13        11/01/2018                1,055
                                                                                                   ----------
                                                                                                        7,327
                                                                                                   ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
     1,000  Provident Funding Associations, LP(d)                10.25         4/15/2017                  983
                                                                                                   ----------
            Total Financials                                                                          291,891
                                                                                                   ----------
            HEALTH CARE (3.2%)
            ------------------
            HEALTH CARE EQUIPMENT (0.4%)
     1,500  Accellent, Inc.                                       8.38         2/01/2017                1,523
     1,500  Accellent, Inc.                                      10.00        11/01/2017                1,245
     2,000  Kinetic Concepts, Inc.(b)                             7.00         5/04/2018                2,036
     2,500  Universal Hospital Services, Inc.                     4.12(f)      6/01/2015                2,300
                                                                                                   ----------
                                                                                                        7,104
                                                                                                   ----------
            HEALTH CARE FACILITIES (1.8%)
    10,000  HCA Holdings, Inc.                                    7.75         5/15/2021               10,537
     5,000  IASIS Healthcare, LLC                                 8.38         5/15/2019                4,875
     2,000  Kindred Healthcare, Inc.                              8.25         6/01/2019                1,860
     5,085  Select Medical Corp.                                  7.63         2/01/2015                5,063
     5,000  Tenet Healthcare Corp.                                8.00         8/01/2020                5,213
     1,000  United Surgical Partners International, Inc.          8.88         5/01/2017                1,035
        68  Vanguard Health Systems, Inc.                        10.38         2/01/2016                   44
                                                                                                   ----------
                                                                                                       28,627
                                                                                                   ----------
            HEALTH CARE SERVICES (0.7%)
     2,979  Alliance HealthCare Services, Inc.(b)                 7.25         6/01/2016                2,633
     2,000  Alliance HealthCare Services, Inc.                    8.00        12/01/2016                1,420
     2,500  ConvaTec Healthcare(d)                               10.50        12/15/2018                2,437
     5,000  Radiation Therapy Services, Inc.                      9.88         4/15/2017                3,475
     1,000  ResCare, Inc.                                        10.75         1/15/2019                1,080
                                                                                                   ----------
                                                                                                       11,045
                                                                                                   ----------
            HEALTH CARE SUPPLIES (0.2%)
     1,000  DJO Finance, LLC                                     10.88        11/15/2014                  940
     1,000  DJO Finance, LLC                                      9.75        10/15/2017                  760
     2,000  DJO Finance, LLC                                      7.75         4/15/2018                1,500
                                                                                                   ----------
                                                                                                        3,200
                                                                                                   ----------

================================================================================

22  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            HEALTH CARE TECHNOLOGY (0.1%)
$    1,000  MedAssets, Inc.                                       8.00%       11/15/2018           $    1,017
                                                                                                   ----------
            Total Health Care                                                                          50,993
                                                                                                   ----------
            INDUSTRIALS (5.9%)
            ------------------
            AEROSPACE & DEFENSE (1.0%)
    21,000  Textron Financial Corp.(d)                            6.00         2/15/2067               16,065
                                                                                                   ----------
            AIRLINES (1.9%)
     1,111  America West Airlines, Inc. Pass-Through Trust        6.87         1/02/2017                1,092
       526  America West Airlines, Inc. Pass-Through Trust        7.12         1/02/2017                  524
     7,424  American Airlines, Inc. Pass-Through Trust            7.00         1/31/2018                7,108
     2,000  American Airlines, Inc. Pass-Through Trust            8.63        10/15/2021                2,129
     5,409  United Air Lines, Inc. Pass-Through Trust(d)         12.00         1/15/2016                5,814
     8,457  US Airways Group, Inc. Pass-Through Trust             8.50         4/22/2017                8,076
     3,000  US Airways Group, Inc. Pass-Through Trust             9.75        10/22/2018                2,895
     2,143  US Airways Group, Inc. Pass-Through Trust (INS)       7.08         3/20/2021                2,057
                                                                                                   ----------
                                                                                                       29,695
                                                                                                   ----------
            BUILDING PRODUCTS (0.2%)
     3,000  USG Corp.(d)                                          8.38        10/15/2018                2,970
                                                                                                   ----------
            COMMERCIAL PRINTING (0.5%)
     2,000  Cenveo Corp.                                          8.88         2/01/2018                1,790
     2,000  Harland Clarke Holdings Corp.                         6.00(f)      5/15/2015                1,385
     5,000  R. R. Donnelley & Sons Co.                            7.25         5/15/2018                4,613
                                                                                                   ----------
                                                                                                        7,788
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
     2,100  American Railcar Industries, Inc.                     7.50         3/01/2014                2,131
     5,000  ArvinMeritor, Inc.                                    8.13         9/15/2015                4,850
       900  Navistar International Corp.                          8.25        11/01/2021                  972
                                                                                                   ----------
                                                                                                        7,953
                                                                                                   ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
     1,000  Mobile Mini, Inc.                                     7.88        12/01/2020                1,045
                                                                                                   ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     1,000  International Wire Group, Inc.(d)                     9.75         4/15/2015                1,050
                                                                                                   ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     2,000  WCA Waste Corp.(d)                                    7.50         6/15/2019                2,030
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
       900  Tomkins, LLC                                          9.00         10/01/2018               1,004
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.5%)
$    2,250  Dynacast International, LLC(d)                        9.25%        7/15/2019           $    2,301
       500  Mueller Water Products, Inc.                          7.38         6/01/2017                  480
     1,500  Mueller Water Products, Inc.                          8.75         9/01/2020                1,672
     3,000  Thermadyne Holdings Corp.                             9.00        12/15/2017                3,150
                                                                                                   ----------
                                                                                                        7,603
                                                                                                   ----------
            MARINE (0.0%)
     1,000  General Maritime Corp.(i)                            12.00        11/15/2017                   25
                                                                                                   ----------
            RAILROADS (0.4%)
     1,000  Florida East Coast Railway Corp.                      8.13         2/01/2017                1,000
     1,400  RailAmerica, Inc.                                     9.25         7/01/2017                1,557
     4,379  Southern Capital Corp.(d)                             5.70         6/30/2022                4,569
                                                                                                   ----------
                                                                                                        7,126
                                                                                                   ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
     2,000  United Rentals North America, Inc.                    9.25        12/15/2019                2,215
                                                                                                   ----------
            TRUCKING (0.4%)
     5,000  Avis Budget Car Rental, LLC                           9.63         3/15/2018                5,475
       186  Hertz Corp.                                           8.88         1/01/2014                  186
                                                                                                   ----------
                                                                                                        5,661
                                                                                                   ----------
            Total Industrials                                                                          92,230
                                                                                                   ----------
            INFORMATION TECHNOLOGY (3.6%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.6%)
     3,500  Avaya, Inc.                                          10.13        11/01/2015                3,378
     3,500  Avaya, Inc.(d)                                        7.00         4/01/2019                3,430
     2,000  CommScope, Inc.(d)                                    8.25         1/15/2019                2,080
                                                                                                   ----------
                                                                                                        8,888
                                                                                                   ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
     2,000  First American Capital Trust I                        8.50         4/15/2012                1,990
     4,750  First Data Corp.(d)                                   7.38         6/15/2019                4,714
     6,797  First Data Corp.                                     12.63         1/15/2021                6,593
     1,250  Interactive Data Corp.                               10.25         8/01/2018                1,391
     7,000  SunGard Data Systems, Inc.                           10.25         8/15/2015                7,280
     5,000  SunGard Data Systems, Inc.                            7.38        11/15/2018                5,300
                                                                                                   ----------
                                                                                                       27,268
                                                                                                   ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
     2,000  MEMC Electronic Materials, Inc.                       7.75         4/01/2019                1,630
                                                                                                   ----------
            SEMICONDUCTORS (0.6%)
     4,000  Advanced Micro Devices                                8.13        12/15/2017                4,330
     3,000  Freescale Semiconductor, Inc.(d)                      9.25         4/15/2018                3,308

================================================================================

24  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,170  Freescale Semiconductor, Inc.                        10.75%       8/01/2020            $    2,376
                                                                                                   ----------
                                                                                                       10,014
                                                                                                   ----------
            SYSTEMS SOFTWARE (0.3%)
     5,000  Sophia, LP                                            9.75        1/15/2019                 5,250
                                                                                                   ----------
            TECHNOLOGY DISTRIBUTORS (0.3%)
     3,990  CDW, LLC                                              8.50        4/01/2019                 4,219
                                                                                                   ----------
            Total Information Technology                                                               57,269
                                                                                                   ----------
            MATERIALS (4.7%)
            ----------------
            ALUMINUM (0.3%)
     4,000  Aleris International, Inc.                            7.63        2/15/2018                 4,080
                                                                                                   ----------
            COMMODITY CHEMICALS (0.3%)
     5,000  Hexion U.S. Finance Corp.                             8.88        2/01/2018                 5,000
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.1%)
     2,000  Thompson Creek Metals Co., Inc.                       7.38        6/01/2018                 1,870
                                                                                                   ----------
            METAL & GLASS CONTAINERS (1.6%)
     2,500  Berry Plastics Corp.                                  9.75        1/15/2021                 2,625
     8,500  Reynolds Group Holdings Ltd.(d)                       7.88        8/15/2019                 9,201
     2,000  Reynolds Group Holdings Ltd.(d)                       9.88        8/15/2019                 2,035
     4,000  Reynolds Group Holdings Ltd.(d)                       8.25        2/15/2021                 3,800
     7,894  Reynolds Group Holdings, Inc.(b)                      6.50        8/09/2018                 7,934
                                                                                                   ----------
                                                                                                       25,595
                                                                                                   ----------
            PAPER PACKAGING (0.8%)
       250  Graphic Packaging Corp.(j)                            8.63        2/15/2012                   250
     3,000  Longview Fibre Paper & Packaging, Inc.(d)             8.00        6/01/2016                 3,135
     3,265  Packaging Dynamics Corp.(d)                           8.75        2/01/2016                 3,355
     7,000  Sealed Air Corp.(d)                                   6.88        7/15/2033                 6,581
                                                                                                   ----------
                                                                                                       13,321
                                                                                                   ----------
            PAPER PRODUCTS (0.2%)
     1,000  NewPage Corp.(i)                                     10.00        5/01/2012                    70
     5,000  Verso Paper Holdings, LLC                             8.75        2/01/2019                 2,850
                                                                                                   ----------
                                                                                                        2,920
                                                                                                   ----------
            SPECIALTY CHEMICALS (0.3%)
     5,000  Momentive Performance Materials, Inc.                 9.00        1/15/2021                 4,575
                                                                                                   ----------
            STEEL (1.1%)
     5,000  Atkore International, Inc.(d)                         9.88        1/01/2018                 4,950
     2,000  Edgen Murray Corp.                                   12.25        1/15/2015                 1,870
     3,000  FMG Resources (August 2006) Pty Ltd.(d)               6.88        2/01/2018                 3,061
     5,000  JMC Steel Group(d)                                    8.25        3/15/2018                 5,188

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,250  Metals USA, Inc.                                     11.13%       12/01/2015           $    1,302
     1,000  Severstal Columbus Escrow, LLC                       10.25         2/15/2018                1,095
                                                                                                   ----------
                                                                                                       17,466
                                                                                                   ----------
            Total Materials                                                                            74,827
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (6.2%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.7%)
    11,000  Level 3 Escrow, Inc.(d)                               8.13         7/01/2019               11,151
                                                                                                   ----------
            Integrated Telecommunication Services (2.2%)
     3,000  Cincinnati Bell, Inc.                                 8.25        10/15/2017                3,109
       500  Cincinnati Bell, Inc.                                 8.75         3/15/2018                  481
    14,000  Citizens Communications Co.                           9.00         8/15/2031               12,442
     5,002  Frontier Communications Corp.                         8.75         4/15/2022                4,952
     3,000  GCI, Inc.                                             8.63        11/15/2019                3,259
    10,000  Windstream Corp.(d)                                   7.50         6/01/2022               10,450
                                                                                                   ----------
                                                                                                       34,693
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (3.3%)
     6,250  Clearwire Communications, LLC(d)                     12.00        12/01/2015                5,906
     2,000  Clearwire Communications, LLC(d)                     12.00        12/01/2015                1,895
     1,000  Clearwire Communications, LLC(d)                     14.75        12/01/2016                1,020
     4,000  Clearwire Communications, LLC(d)                     12.00        12/01/2017                3,240
     5,000  Cricket Communications, Inc.                          7.75        10/15/2020                4,800
     5,000  Intelsat Jackson Holdings, Ltd.(d)                    7.25         4/01/2019                5,237
     2,000  MetroPCS Communications, Inc.                         7.88         9/01/2018                2,116
     2,000  MetroPCS Communications, Inc.                         6.63        11/15/2020                2,008
    19,000  Nextel Communications, Inc.                           7.38         8/01/2015               18,335
     2,000  NII Capital Corp.                                     8.88        12/15/2019                2,150
     4,000  NII Capital Corp.                                     7.63         4/01/2021                4,110
     2,000  Sprint Nextel Corp.                                   8.38         8/15/2017                1,883
                                                                                                   ----------
                                                                                                       52,700
                                                                                                   ----------
            Total Telecommunication Services                                                           98,544
                                                                                                   ----------
            UTILITIES (6.0%)
            ----------------
            ELECTRIC UTILITIES (2.8%)
       487  FPL Energy National Wind Portfolio, LLC(d)            6.13         3/25/2019                  487
       340  FPL Energy Wind Funding, LLC(d)                       6.88         6/27/2017                  312
     2,000  FPL Group Capital, Inc.                               7.30         9/01/2067                2,108
     3,000  Otter Tail Corp.                                      9.00        12/15/2016                3,225
    22,630  PPL Capital Funding, Inc.                             6.70         3/30/2067               22,371
     4,000  Texas Competitive Electric Holdings Co., LLC         10.25        11/01/2015                1,220
    19,960  Texas Competitive Electric Holdings Co., LLC(b)       4.80        10/10/2017               12,392

================================================================================

26  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  Texas Competitive Electric Holdings Co., LLC(d)      11.50%       10/01/2020           $    2,295
                                                                                                   ----------
                                                                                                       44,410
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.9%)
     7,000  AES Corp.(d)                                          7.38         7/01/2021                7,770
     1,000  Calpine Construction Finance Co., LP(d)               7.50         2/15/2021                1,075
     6,000  Calpine Corp.(d)                                      7.88         1/15/2023                6,420
    15,000  Genon Energy, Inc.                                    9.88        10/15/2020               14,213
                                                                                                   ----------
                                                                                                       29,478
                                                                                                   ----------
            MULTI-UTILITIES (1.3%)
     9,790  Integrys Energy Group, Inc.                           6.11        12/01/2066                9,616
    11,025  Puget Sound Energy, Inc.                              6.97         6/01/2067               11,090
       735  Tenaska Oklahoma, LP(d)                               6.53        12/30/2014                  706
                                                                                                   ----------
                                                                                                       21,412
                                                                                                   ----------
            Total Utilities                                                                            95,300
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,109,682)                                          1,133,431
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (9.9%)

            CONSUMER DISCRETIONARY (0.6%)
            -----------------------------
            CABLE & SATELLITE (0.3%)
     5,000  Nara Cable Funding Ltd.(d),(e)                        8.88        12/01/2018                4,784
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
     4,301  NCL Corp. Ltd.                                        9.50        11/15/2018                4,688
                                                                                                   ----------
            Total Consumer Discretionary                                                                9,472
                                                                                                   ----------
            CONSUMER STAPLES (0.4%)
            -----------------------
            PACKAGED FOODS & MEAT (0.4%)
     6,800  JBS S.A.                                             10.50         8/04/2016                7,140
                                                                                                   ----------
            ENERGY (0.5%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
     2,000  Expro Finance Luxembourg SCA                          8.50        12/15/2016                1,827
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,000  OGX Petroleo e Gas Participacoes S.A.(d)              8.50         6/01/2018                1,037
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.0%)
     1,000  Petroplus Finance Ltd.(d),(i)                         7.00         5/01/2017                  310
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     5,000  Niska Gas Storage                                     8.88         3/15/2018                4,837
                                                                                                   ----------
            Total Energy                                                                                8,011
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            FINANCIALS (3.5%)
            -----------------
            DIVERSIFIED BANKS (0.7%)
$    1,000  Barclays Bank plc(d)                                 5.93%                 -(h)        $      865
     5,500  BayernLB Capital Trust l                             6.20                  -(h)             1,980
     5,000  Royal Bank of Scotland Group plc                     7.64                  -(h)             3,425
     5,000  Standard Chartered plc(d)                            6.41                  -(h)             4,352
                                                                                                   ----------
                                                                                                       10,622
                                                                                                   ----------
            MULTI-LINE INSURANCE (1.2%)
     5,000  AXA S.A.(d)                                          6.46                  -(h)             3,725
    12,420  Oil Insurance Ltd.(d)                                3.56(f)               -(h)            11,231
     5,272  ZFS Finance USA Trust II(d)                          6.45         12/15/2065                5,008
                                                                                                   ----------
                                                                                                       19,964
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     2,000  ING Capital Funding Trust III                        4.18(f)               -(h)             1,607
     6,986  ING Groep N.V.                                       5.78                  -(h)             5,781
                                                                                                   ----------
                                                                                                        7,388
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (1.0%)
     3,000  Catlin Insurance Co. Ltd.(d)                         7.25                  -(h)             2,633
    11,500  QBE Capital Funding III, LP(d)                       7.25          5/24/2041               10,186
     4,000  XL Capital Ltd.                                      6.50                  -(h)             3,375
                                                                                                   ----------
                                                                                                       16,194
                                                                                                   ----------
            REGIONAL BANKS (0.1%)
     2,000  Glitnir Banki hf, acquired 1/25/2008;
              cost $1,830(d),(i),(k)                             4.75         10/15/2012                  560

     1,000  Kaupthing Bank hf, acquired 1/25/2008;
              cost $888(d),(i),(k)                               5.75         10/04/2012                  253
                                                                                                   ----------
                                                                                                          813
                                                                                                   ----------
            Total Financials                                                                           54,981
                                                                                                   ----------
            HEALTH CARE (0.3%)
            ------------------
            BIOTECHNOLOGY (0.2%)
     2,000  Grifols, Inc.                                        8.25          2/01/2018                2,190
                                                                                                   ----------
            PHARMACEUTICALS (0.1%)
     2,000  Valeant Pharmaceuticals International, Inc.(d)       6.75          8/15/2021                2,020
                                                                                                   ----------
            Total Health Care                                                                           4,210
                                                                                                   ----------
            INDUSTRIALS (0.3%)
            ------------------
            MARINE (0.3%)
     5,000  Navios Maritime Holdings, Inc.                       8.13          2/15/2019                3,937
     1,000  Stena AB                                             7.00         12/01/2016                  934
                                                                                                   ----------
            Total Industrials                                                                           4,871
                                                                                                   ----------

================================================================================

28  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            SEMICONDUCTORS (0.5%)
$    7,500  NXP BV/NXP Funding, LLC(d)                            9.75%        8/01/2018           $    8,419
                                                                                                   ----------
            MATERIALS (2.9%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
     3,000  Cemex Finance, LLC(d)                                 9.50        12/14/2016                2,710
     1,000  CEMEX, S.A. de C.V.(d)                                9.00         1/11/2018                  871
                                                                                                   ----------
                                                                                                        3,581
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.3%)
     5,000  INEOS Group Holdings plc(d)                           8.50         2/15/2016                4,525
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.2%)
     5,000  Vedanta Resources plc(d)                              8.25         6/07/2021                4,085
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.6%)
     5,000  Ardagh Packaging Finance plc(d)                       7.38        10/15/2017                5,250
     4,000  Ardagh Packaging Finance plc(d)                       9.13        10/15/2020                4,080
                                                                                                   ----------
                                                                                                        9,330
                                                                                                   ----------
            PAPER PACKAGING (0.6%)
     3,000  JSG Funding plc                                       7.75         4/01/2015                3,045
     6,200  Smurfit Capital                                       7.50        11/20/2025                5,952
                                                                                                   ----------
                                                                                                        8,997
                                                                                                   ----------
            PAPER PRODUCTS (1.0%)
     5,725  Mercer International, Inc.                            9.50        12/01/2017                5,961
     1,815  Sappi Papier Holding AG(d)                            7.50         6/15/2032                1,434
     9,000  Sappi Papier Holding GmbH(d)                          6.63         4/15/2021                8,325
                                                                                                   ----------
                                                                                                       15,720
                                                                                                   ----------
            Total Materials                                                                            46,238
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     5,000  Sable Holdings Ltd.(d)                                8.75         2/01/2020                5,258
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
     5,000  Intelsat Bermuda Ltd.                                11.25         6/15/2016                5,325
     3,000  Intelsat Jackson Holdings Ltd.(b)                     3.30         2/03/2014                2,932
                                                                                                   ----------
                                                                                                        8,257
                                                                                                   ----------
            Total Telecommunication Services                                                           13,514
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations (cost: $157,652)                                  156,856
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES (0.0%)

            FINANCIALS (0.0%)
            -----------------
            ASSET-BACKED FINANCING (0.0%)
$      459  Bear Stearns Second Lien Trust                       0.72%         8/25/2037           $      353
       842  Countrywide Home Equity Loan Trust                   0.52         12/15/2035                  371
                                                                                                   ----------
            Total Financials                                                                              724
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $854)                                                    724
                                                                                                   ----------

            COMMERCIAL MORTGAGE SECURITIES (4.1%)

            FINANCIALS (4.1%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.1%)
     2,444  Banc of America Commercial Mortgage, Inc.(d)         5.23         12/10/2042                2,001
     4,060  Banc of America Commercial Mortgage, Inc.            5.77          5/10/2045                3,643
        95  Banc of America Commercial Mortgage, Inc.(d)         5.46          9/10/2047                   95
     7,402  Banc of America Commercial Mortgage, Inc.(d)         6.14          9/10/2047                7,427
     3,000  Banc of America Commercial Mortgage, Inc.            6.20          2/10/2051                2,351
     2,000  BCRR Trust(d)                                        5.86          7/17/2040                1,982
     4,000  Bear Stearns Commercial Mortgage Securities, Inc.    5.21          2/11/2041                2,992
     5,000  Citigroup Commercial Mortgage Trust                  5.40          7/15/2044                4,947
     3,000  Commercial Mortgage Loan Trust                       5.54         12/11/2049                2,979
     1,000  Credit Suisse First Boston Mortgage Securities
              Corp.(d)                                           5.78         12/15/2035                  976
     3,213  Credit Suisse First Boston Mortgage Securities
              Corp.(d)                                           5.02          1/15/2037                2,930
     4,110  GE Capital Commercial Mortgage Corp.                 5.33          3/10/2044                3,627
     5,000  GE Capital Commercial Mortgage Corp.                 5.61         12/10/2049                4,195
     1,000  GS Mortgage Securities Corp. II                      5.53          8/10/2038                  954
     2,830  J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                              5.16          9/12/2037                1,913
     2,151  J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                              5.32          1/12/2043                2,211
     3,378  J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                              5.33         12/15/2044                2,771
     2,000  J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                              5.48          5/15/2045                1,720
     3,750  Merrill Lynch Mortgage Trust                         5.10          7/12/2038                2,800
     5,000  Merrill Lynch Mortgage Trust                         5.67          5/12/2039                4,324
     1,755  Morgan Stanley Capital I, Inc.                       5.15          8/13/2042                1,405
     1,445  Morgan Stanley Capital I, Inc.                       5.17          8/13/2042                1,087
     3,000  Morgan Stanley Capital I, Inc.                       5.79          7/12/2044                2,735
     3,000  Wachovia Bank Commercial Mortgage Trust              5.36         12/15/2044                2,324
                                                                                                   ----------
            Total Financials                                                                           64,389
                                                                                                   ----------

================================================================================

30  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
$      905  Credit Suisse First Boston Corp., acquired
              6/13/2003; cost $51(k) (cost: $48)                 1.82%         5/17/2040           $       52
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $63,295)                                       64,441
                                                                                                   ----------

            MUNICIPAL BONDS (0.2%)

            CASINOS & GAMING (0.2%)
     2,000  Mashantucket (Western) Pequot Tribe, acquired
              10/05/2009; cost $1,410(d),(i),(k)                 5.91          9/01/2021                  926
     1,515  Seneca Nation of Indians Capital Improvements Auth.  6.75         12/01/2013                1,496
                                                                                                   ----------
                                                                                                        2,422
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.0%)
       650  Erie County Tobacco Asset Securitization Corp.       6.00          3/31/2025                  557
                                                                                                   ----------
            Total Municipal Bonds (cost: $3,564)                                                        2,979
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (3.5%)

            EXCHANGE-TRADED FUNDS (3.5%)
       354  iShares iBoxx High Yield Corporate Bond Fund                                               32,126
       569  SPDR Barclay Capital High Yield Bond Fund                                                  22,449
                                                                                                   ----------
            Total Exchange-Traded Funds (cost: $52,929)                                                54,575
                                                                                                   ----------

            EQUITY SECURITIES (8.7%)

            COMMON STOCKS (5.2%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.1%)
    56,444  Lear Corp.                                                                                  2,365
       427  MD Investors Corp.*(j)                                                                          -
                                                                                                   ----------
                                                                                                        2,365
                                                                                                   ----------
            CABLE & SATELLITE (0.5%)
    69,330  Charter Communications, Inc. "A"*                                                           3,996
   138,580  Comcast Corp. "A"                                                                           3,685
    13,121  Time Warner Cable, Inc.                                                                       967
                                                                                                   ----------
                                                                                                        8,648
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            CATALOG RETAIL (0.1%)
    10,874  Harry & David Holdings, Inc., acquired 9/13/2011;
              cost $2,528*(d),(j),(k)                                            $      816
                                                                                 ----------
            DEPARTMENT STORES (0.2%)
    89,363  Macy's, Inc.                                                              3,011
                                                                                 ----------
            GENERAL MERCHANDISE STORES (0.2%)
    54,685  Target Corp.                                                              2,778
                                                                                 ----------
            PUBLISHING (0.0%)
    50,096  American Media, Inc., acquired 12/22/2010; cost $969*(d),(j),(k)            238
                                                                                 ----------
            Total Consumer Discretionary                                             17,856
                                                                                 ----------
            CONSUMER STAPLES (0.4%)
            -----------------------
            DRUG RETAIL (0.2%)
    69,500  CVS Caremark Corp.                                                        2,901
                                                                                 ----------
            HOUSEHOLD PRODUCTS (0.2%)
    47,242  Kimberly-Clark Corp.                                                      3,381
                                                                                 ----------
            Total Consumer Staples                                                    6,282
                                                                                 ----------
            ENERGY (0.9%)
            -------------
            INTEGRATED OIL & GAS (0.5%)
    37,302  Chevron Corp.                                                             3,845
    47,063  Royal Dutch Shell plc "A" ADR                                             3,359
                                                                                 ----------
                                                                                      7,204
                                                                                 ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    88,602  Deepocean Group Holdings AS, acquired 6/28/2011;
              cost $1,636*(j),(k)                                                     1,146
                                                                                 ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
   169,107  Energy Partners Ltd.*                                                     2,702
                                                                                 ----------
            OIL & GAS REFINING & MARKETING (0.0%)
    15,000  Valero Energy Corp.                                                         360
                                                                                 ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    77,935  Spectra Energy Corp.                                                      2,454
                                                                                 ----------
            Total Energy                                                             13,866
                                                                                 ----------
            FINANCIALS (0.4%)
            -----------------
            LIFE & HEALTH INSURANCE (0.1%)
    64,582  MetLife, Inc.                                                             2,282
                                                                                 ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    67,332  JPMorgan Chase & Co.                                                      2,511

================================================================================

32  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            REITs - OFFICE (0.0%)
    10,000  MPG Office Trust, Inc.*                                              $       25
                                                                                 ----------
            REITs - SPECIALIZED (0.0%)
    10,000  Strategic Hotel Capital, Inc.*                                               62
    10,951  Sunstone Hotel Investors, Inc.*                                             102
                                                                                 ----------
                                                                                        164
                                                                                 ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241  People's United Financial, Inc.                                           1,421
                                                                                 ----------
            Total Financials                                                          6,403
                                                                                 ----------
            HEALTH CARE (0.5%)
            ------------------
            HEALTH CARE EQUIPMENT (0.0%)
     3,407  Insight Health Services, Inc., acquired
              6/01/2009; cost $756*(d),(j),(k)                                           77
                                                                                 ----------
            PHARMACEUTICALS (0.5%)
    50,662  Johnson & Johnson                                                         3,339
    50,900  Merck & Co., Inc.                                                         1,947
    52,607  Novartis AG ADR                                                           2,860
                                                                                 ----------
                                                                                      8,146
                                                                                 ----------
            Total Health Care                                                         8,223
                                                                                 ----------
            INDUSTRIALS (0.2%)
            ------------------
            COMMERCIAL PRINTING (0.0%)
     5,952  Quad Graphics, Inc.                                                          70
                                                                                 ----------
            INDUSTRIAL CONGLOMERATES (0.2%)
   120,000  General Electric Co.                                                      2,245
                                                                                 ----------
            Total Industrials                                                         2,315
                                                                                 ----------
            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    42,548  Automatic Data Processing, Inc.                                           2,331
                                                                                 ----------
            IT CONSULTING & OTHER SERVICES (0.2%)
    12,307  International Business Machines Corp.                                     2,370
                                                                                 ----------
            SYSTEMS SOFTWARE (0.2%)
   115,450  Microsoft Corp.                                                           3,409
                                                                                 ----------
            Total Information Technology                                              8,110
                                                                                 ----------
            MATERIALS (0.9%)
            ----------------
            CONSTRUCTION MATERIALS (0.0%)
       596  Panolam Holdings Co., acquired 1/20/2010; cost $315*(j),(k)                   -
                                                                                 ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------
                                                                                     MARKET
NUMBER                                                                                VALUE
OF SHARES   SECURITY                                                                  (000)
-------------------------------------------------------------------------------------------
            DIVERSIFIED CHEMICALS (0.1%)
    20,716  E.I. du Pont de Nemours & Co.                                        $    1,054
                                                                                 ----------
            GOLD (0.2%)
    43,000  Barrick Gold Corp.                                                        2,118
    33,650  Newmont Mining Corp.                                                      2,069
                                                                                 ----------
                                                                                      4,187
                                                                                 ----------
            PAPER PRODUCTS (0.4%)
    54,650  Clearwater Paper Corp.*                                                   1,996
   128,600  International Paper Co.                                                   4,005
                                                                                 ----------
                                                                                      6,001
                                                                                 ----------
            SPECIALTY CHEMICALS (0.2%)
    60,988  LyondellBasell Industries N.V. "A"                                        2,629
                                                                                 ----------
            STEEL (0.0%)
    20,000  Worthington Industries, Inc.                                                368
                                                                                 ----------
            Total Materials                                                          14,239
                                                                                 ----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   109,203  AT&T, Inc.                                                                3,212
                                                                                 ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    74,489  Vodafone Group plc ADR                                                    2,018
                                                                                 ----------
            Total Telecommunication Services                                          5,230
                                                                                 ----------
            Total Common Stocks (cost: $77,348)                                      82,524
                                                                                 ----------

            PREFERRED SECURITIES (3.5%)

            CONSUMER STAPLES (0.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.7%)
   120,000  Dairy Farmers of America, Inc., 7.88%, cumulative
              redeemable, perpetual(d)                                               11,430
                                                                                 ----------
            FINANCIALS (2.1%)
            -----------------
            CONSUMER FINANCE (0.4%)
     3,000  Ally Financial, Inc., 7.00%, perpetual(d)                                 2,416
   200,000  GMAC Capital Trust I, 8.13%, perpetual                                    4,438
                                                                                 ----------
                                                                                      6,854
                                                                                 ----------
            DIVERSIFIED BANKS (0.4%)
     8,000  US Bancorp, 7.19%, perpetual                                              5,965
                                                                                 ----------
            LIFE & HEALTH INSURANCE (0.2%)
   120,000  Delphi Financial Group, Inc., 7.38%, perpetual                            2,969
                                                                                 ----------

================================================================================

34  | USAA HIGH INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------
PRINCIPAL                                                                               MARKET
AMOUNT                                                                                   VALUE
$(000)/SHARES  SECURITY                                                                  (000)
----------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       36,000  ING Groep N.V., 7.20%, perpetual                                     $      790
       26,500  ING Groep N.V., 7.38%, perpetual                                            580
       57,500  ING Groep N.V., 8.50%, perpetual                                          1,422
                                                                                    ----------
                                                                                         2,792
                                                                                    ----------
               PROPERTY & CASUALTY INSURANCE (0.0%)
       $2,000  Security Capital Assurance Ltd., 6.88%, perpetual(j)                          -
                                                                                    ----------
               REINSURANCE (0.4%)
        3,000  American Overseas Group Ltd., 7.50%, non-cumulative,
                 perpetual, acquired 1/23/2007 - 3/02/2007; cost $3,109*(k)              1,200
       $5,000  Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(d)                   4,523
                                                                                    ----------
                                                                                         5,723
                                                                                    ----------
               REITs - OFFICE (0.4%)
      240,000  Commonwealth REIT, Series E, 7.25%, cumulative
                 redeemable, perpetual                                                   5,950
       20,000  MPG Office Trust, Inc., 7.63%, perpetual*                                   282
       20,000  Parkway Properties, Inc., Series D, 8.00%, cumulative
                 redeemable, perpetual*                                                    490
                                                                                    ----------
                                                                                         6,722
                                                                                    ----------
               REITs - SPECIALIZED (0.1%)
       70,000  Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual*                   1,639
       20,000  Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual*                 494
                                                                                    ----------
                                                                                         2,133
                                                                                    ----------
               Total Financials                                                         33,158
                                                                                    ----------
               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
      200,000  Qwest Corp., 7.38%, cumulative                                            5,286
                                                                                    ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
       30,000  Crown Castle International Corp., 6.25%, cumulative
                 redeemable, perpetual                                                   1,980
                                                                                    ----------
               Total Telecommunication Services                                          7,266
                                                                                    ----------
               UTILITIES (0.2%)
               ----------------
               ELECTRIC UTILITIES (0.2%)
           27  Southern California Edison, Series D, 6.50%,
                 cumulative redeemable, perpetual                                        2,810
                                                                                    ----------
               Total Preferred Securities (cost: $57,571)                               54,664
                                                                                    ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                               MARKET
AMOUNT                                                                  COUPON                           VALUE
$(000)/SHARES  SECURITY                                                  RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
               WARRANTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               CABLE & SATELLITE (0.0%)
        5,016  Charter Communications Inc. "A"*                                                     $       88
                                                                                                    ----------
               PUBLISHING (0.0%)
       12,745  Reader's Digest Association, Inc.*(j)                                                         -
                                                                                                    ----------
               Total Consumer Discretionary                                                                 88
                                                                                                    ----------
               Total Warrants (cost: $28)                                                                   88
                                                                                                    ----------
               Total Equity Securities (cost: $134,947)                                                137,276
                                                                                                    ----------

               MONEY MARKET INSTRUMENTS (0.6%)

               COMMERCIAL PAPER (0.5%)

               ENERGY (0.5%)
               -------------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
       $8,229  Talisman Energy, Inc.(d),(l)                             0.43%        2/01/2012           8,229
                                                                                                    ----------
               MONEY MARKET FUNDS (0.1%)
    1,575,000  State Street Institutional Liquid Reserve Fund, 0.18%(m)                                  1,575
                                                                                                    ----------
               Total Money Market Instruments (cost: $9,804)                                             9,804
                                                                                                    ----------
               TOTAL INVESTMENTS (COST: $1,532,727)                                                 $1,560,086
                                                                                                    ==========

================================================================================

36  | USAA HIGH INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                      $      -           $1,133,181          $  250     $1,133,431
  Eurodollar And Yankee Obligations                 -              156,856               -        156,856
  Asset-Backed Securities                           -                  724               -            724
  Commercial Mortgage Securities                    -               64,441               -         64,441
  Municipal Bonds                                   -                2,979               -          2,979
  Exchange-Traded Funds                        54,575                    -               -         54,575

Equity Securities:
  Common Stocks                                80,247                    -           2,277         82,524
  Preferred Securities                         11,726               42,938               -         54,664
  Warrants                                         88                    -               -             88

Money Market Instruments:
  Commercial Paper                                  -                8,229               -          8,229
  Money Market Funds                            1,575                    -               -          1,575
---------------------------------------------------------------------------------------------------------
Total                                        $148,211           $1,409,348          $2,527     $1,560,086
---------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------------
                                                      CORPORATE OBLIGATIONS                  COMMON STOCK
---------------------------------------------------------------------------------------------------------
Balance as of July 31, 2011                                            $250                       $ 2,544
Purchases                                                                 -                         2,529
Sales                                                                     -                             -
Transfers into Level 3                                                    -                             -
Transfers out of Level 3                                                  -                             -
Net realized gain (loss)                                                  -                             -
Change in net unrealized appreciation/depreciation                        -                        (2,796)
---------------------------------------------------------------------------------------------------------
Balance as of January 31, 2012                                         $250                       $ 2,277
---------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.5% of net assets at January 31, 2012.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming

================================================================================

38  | USAA HIGH INCOME FUND

================================================================================

    prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

    (INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT    Real estate investment trust

o   SPECIFIC NOTES

    (a) At January 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $1,611,000.

    (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

================================================================================

40  | USAA HIGH INCOME FUND

================================================================================

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (e) At January 31, 2012, the aggregate market value of securities purchased on a when-issued basis was $14,349,000, of which $3,448,000 were sold prior to month end.

    (f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2012.

    (g) At January 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (i) Currently the issuer is in default with respect to interest and/or principal payments.

    (j) Security was fair valued at January 31, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2012, was $5,268,000, which represented 0.3% of the Fund's net assets.

    (l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2)

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

        commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (m) Rate represents the money market fund annualized seven-day yield at January 31, 2012.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

42  | USAA HIGH INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,532,727)                $1,560,086
  Cash                                                                                   97
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 8)                                                  182
      Nonaffiliated transactions                                                      1,881
    USAA Asset Management Company (Note 7C)                                              10
    Dividends and interest                                                           28,633
    Securities sold                                                                  26,759
                                                                                 ----------
      Total assets                                                                1,617,648
                                                                                 ----------
LIABILITIES
  Payables:
    Securities purchased                                                             35,095
    Capital shares redeemed                                                           1,387
  Accrued management fees                                                               716
  Accrued transfer agent's fees                                                         133
  Other accrued expenses and payables                                                    94
                                                                                 ----------
      Total liabilities                                                              37,425
                                                                                 ----------
        Net assets applicable to capital shares outstanding                      $1,580,223
                                                                                 ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $1,542,561
  Accumulated undistributed net investment income                                     1,938
  Accumulated net realized gain on investments                                        8,365
  Net unrealized appreciation of investments                                         27,359
                                                                                 ----------
        Net assets applicable to capital shares outstanding                      $1,580,223
                                                                                 ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,389,079/168,673 shares outstanding)            $     8.24
                                                                                 ==========
    Institutional Shares (net assets of $185,736/22,565 shares outstanding)      $     8.23
                                                                                 ==========
    Adviser Shares (net assets of $5,408/656 shares outstanding)                 $     8.24
                                                                                 ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $57)                      $  3,927
  Interest                                                                55,918
                                                                        --------
       Total income                                                       59,845
                                                                        --------
EXPENSES
  Management fees                                                          4,070
  Administration and servicing fees:
    Fund Shares                                                              995
    Institutional Shares                                                      70
    Adviser Shares                                                             4
  Transfer agent's fees:
    Fund Shares                                                            1,422
    Institutional Shares                                                      70
  Distribution and service fees (Note 7E):
    Adviser Shares                                                             7
  Custody and accounting fees:
    Fund Shares                                                              118
    Institutional Shares                                                      14
  Postage:
    Fund Shares                                                               33
  Shareholder reporting fees:
    Fund Shares                                                               25
  Trustees' fees                                                               7
  Registration fees:
    Fund Shares                                                               30
    Institutional Shares                                                       2
    Adviser Shares                                                            20
  Professional fees                                                           58
  Other                                                                       19
                                                                        --------
       Total expenses                                                      6,964
  Expenses reimbursed:
    Adviser Shares                                                           (15)
                                                                        --------
       Net expenses                                                        6,949
                                                                        --------
NET INVESTMENT INCOME                                                     52,896
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital gain distributions from affiliated underlying funds                  7
  Net realized gain on investments
    Unaffiliated transactions                                              9,983
    Affiliated transactions (Note 9)                                       6,679
  Change in net unrealized appreciation/depreciation                     (82,907)
                                                                        --------
       Net realized and unrealized loss                                  (66,238)
                                                                        --------
  Decrease in net assets resulting from operations                      $(13,342)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

44  | USAA HIGH INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

                                                               1/31/2012        7/31/2011
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $   52,896       $  110,075
  Net realized gain on investments                                16,662           39,525
  Net realized gain on capital gain distributions
    from affiliated underlying funds                                   7              364
  Change in net unrealized appreciation/depreciation
    of investments                                               (82,907)          48,143
                                                              ---------------------------
    Increase (decrease) in net assets resulting from
      operations                                                 (13,342)         198,107
                                                              ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                  (47,164)        (100,747)
    Institutional Shares                                          (5,666)          (9,126)
    Adviser Shares*                                                 (186)            (367)
                                                              ---------------------------
      Distributions to shareholders                              (53,016)        (110,240)
                                                              ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                    (32,694)         262,541
  Institutional Shares                                            44,380           44,096
  Adviser Shares*                                                    121            5,226
                                                              ---------------------------
    Total net increase in net assets from capital
      share transactions                                          11,807          311,863
                                                              ---------------------------
  Capital contribution from USAA Transfer
    Agency Company                                                     -                1
                                                              ---------------------------
  Net increase (decrease) in net assets                          (54,551)         399,731

NET ASSETS
  Beginning of period                                          1,634,774        1,235,043
                                                              ---------------------------
  End of period                                               $1,580,223       $1,634,774
                                                              ===========================
Accumulated undistributed net investment income:
  End of period                                               $    1,938       $    1,694
                                                              ===========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund has three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan

================================================================================

46  | USAA HIGH INCOME FUND

================================================================================

sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

48  | USAA HIGH INCOME FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, which are valued based on methods discussed in Note 1A1, and commercial paper, which is valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. Newly-issued common stocks were received in exchange for notes and bonds held by the Fund. The fair value methods included using inputs such as estimated earnings per share, equity multipliers chosen in relation to similar issuers, equivalent value of the exchanged bond, and other relevant information related to the securities, as well as, using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Fair value methods also included valuing a bond at par based on the Manager's assumption that the issuer will repay the principal at maturity. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

50  | USAA HIGH INCOME FUND

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $15,922,000; which included when-issued securities of $14,347,000. Also, included in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    these amounts is $3,500,000, for securities which were sold prior to January 31, 2012.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the

================================================================================

52  | USAA HIGH INCOME FUND

================================================================================

committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $4,000, which represents 2.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $6,709,000, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018. It is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $440,276,000 and $470,319,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $93,102,000 and $65,743,000, respectively, resulting in net unrealized appreciation of $27,359,000.

================================================================================

54  | USAA HIGH INCOME FUND

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities-lending transactions during the six-month period ended January 31, 2012.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                   SIX-MONTH PERIOD ENDED            YEAR ENDED
                                          1/31/2012                   7/31/2011
----------------------------------------------------------------------------------------
                                    SHARES          AMOUNT       SHARES          AMOUNT
                                   -----------------------------------------------------
FUND SHARES:
Shares sold                         30,726        $ 248,253     101,821        $ 865,136
Shares issued from reinvested
  dividends                          5,543           44,424      11,205           94,956
Shares redeemed                    (39,994)        (325,371)    (81,567)        (697,551)
                                   -----------------------------------------------------
Net increase (decrease) from
  capital share transactions        (3,725)       $ (32,694)     31,459        $ 262,541
                                   =====================================================
INSTITUTIONAL SHARES:
Shares sold                          6,049        $  48,812       6,366        $  54,183
Shares issued from reinvested
  dividends                            707            5,665       1,077            9,126
Shares redeemed                     (1,237)         (10,097)     (2,230)         (19,213)
                                   -----------------------------------------------------
Net increase from capital share
  transactions                       5,519        $  44,380       5,213        $  44,096
                                   =====================================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                            115        $     922         643        $   5,225
Shares issued from reinvested
  dividends                              1               11           1                4
Shares redeemed*                      (104)            (812)          -               (3)
                                   -----------------------------------------------------
Net increase from capital
  share transactions                    12        $     121         644        $   5,226
                                   =====================================================

*Net of redemption fees.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is

================================================================================

56  | USAA HIGH INCOME FUND

================================================================================

    accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper High Current Yield Bond Funds Index over the performance period. The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, for the Institutional Shares and August 1, 2010, for the Adviser Shares. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
 0.20% to 0.50%                     0.04%
 0.51% to 1.00%                     0.05%
 1.01% and greater                  0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $4,070,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $331,000, $26,000, and less than $500, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares the performance adjustments were 0.05%, 0.03%, and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.05% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $995,000, $70,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $22,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2012, to limit the annual expenses of the Adviser Shares to 1.20% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated

================================================================================

58  | USAA HIGH INCOME FUND

================================================================================

    through December 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2012, the Adviser Shares incurred reimbursable expenses of $15,000, of which $10,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,422,000, $70,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2012, the Fund recorded a receivable for capital shares sold of $182,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement 2020 Fund                                        2.5%
USAA Target Retirement 2030 Fund                                        3.8
USAA Target Retirement 2040 Fund                                        3.7

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2012, USAA and its affiliates owned 617,000 shares, which represent 94% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2012, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the

================================================================================

60  | USAA HIGH INCOME FUND

================================================================================

Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

<
                                                               COST TO    NET REALIZED GAIN
        SELLER                    PURCHASER                   PURCHASER       TO SELLER
-------------------------------------------------------------------------------------------
USAA High Income Fund    USAA Intermediate-Term Bond Fund    $57,791,000      $5,628,000
USAA High Income Fund    USAA Real Return Fund                 3,530,000          45,000
USAA High Income Fund    USAA Short-Term Bond Fund            17,425,000       1,006,000

(10) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting
    Standards Board (FASB) and the International Accounting Standards Board
    (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                            YEAR ENDED JULY 31,
                                    --------------------------------------------------------------------------------------
                                          2012            2011           2010           2009           2008           2007
                                    --------------------------------------------------------------------------------------
Net asset value at
  beginning of period               $     8.60      $     8.08     $     6.96       $   7.68       $   8.64       $   8.58
                                    --------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                    .29             .60            .66            .62            .63            .61
  Net realized and
    unrealized gain (loss)                (.36)            .52           1.11           (.72)          (.96)(c)        .06
                                    --------------------------------------------------------------------------------------
Total from investment operations          (.07)           1.12           1.77           (.10)          (.33)           .67
                                    --------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.29)           (.60)          (.65)          (.62)          (.62)          (.61)
Realized capital gains                       -               -              -              -           (.01)             -
                                    --------------------------------------------------------------------------------------
Total distributions                       (.29)           (.60)          (.65)          (.62)          (.63)          (.61)
                                    --------------------------------------------------------------------------------------
Net asset value at end of period    $     8.24      $     8.60     $     8.08       $   6.96       $   7.68       $   8.64
                                    ======================================================================================
Total return (%)*                         (.67)          14.28          26.15(g)         .29          (4.03)(c)       7.87(b)
Net assets at end
  of period (000)                   $1,389,079      $1,482,706     $1,139,425       $836,042       $705,425       $642,742
Ratios to average
  net assets:**
  Expenses (%)(d)                          .96(e)          .90            .92(g)         .99(f)         .90(f)         .94(b)(f)
  Expenses, excluding
  reimbursements (%)(d)                    .96(e)          .90            .92(g)        1.02            .94            .94(b)
  Net investment income (%)               7.11(e)         7.06           8.43           9.98           7.61           6.95
Portfolio turnover (%)                      30              54(a)          62(a)          46(a)          26             38

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were $1,318,965,000.
(a) Reflects increased trading activity due to market volatility.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) For the year ended July 31, 2008, the Manager reimbursed the Fund Shares $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund Shares' per share net realized loss or total return.

================================================================================

62  | USAA HIGH INCOME FUND

================================================================================

(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Effective April 13, 2007 through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%
(g) For the year ended July 31, 2010, SAS reimbursed the Fund Shares $124,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                PERIOD ENDED      YEAR ENDED JULY 31,      PERIOD ENDED
                                                 JANUARY 31,    -----------------------       JULY 31,
                                                    2012            2011           2010       2009***
                                                -------------------------------------------------------
Net asset value at beginning of period          $   8.60        $   8.08        $  6.95      $  7.68
                                                ----------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              .30             .62            .68          .65(a)
  Net realized and unrealized gain (loss)           (.37)            .52           1.12         (.74)(a)
                                                ----------------------------------------------------
Total from investment operations                    (.07)           1.14           1.80         (.09)(a)
                                                ----------------------------------------------------
Less distributions from:
  Net investment income                             (.30)           (.62)          (.67)        (.64)
                                                ----------------------------------------------------
Net asset value at end of period                $   8.23        $   8.60        $  8.08      $  6.95
                                                ====================================================
Total return (%)*                                   (.68)          14.57          26.68          .51
Net assets at end of period (000)               $185,736        $146,535        $95,618      $48,528
Ratios to average net assets:**
  Expenses (%)(b)                                    .75(c)          .65            .63          .64(c)
  Net investment income (%)                         7.30(c)         7.30           8.65        10.55(c)
Portfolio turnover (%)                                30              54(d)          62           46

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $152,495,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to market volatility.

================================================================================

64  | USAA HIGH INCOME FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        SIX-MONTH
                                                       PERIOD ENDED             PERIOD ENDED
                                                       JANUARY 31,                JULY 31,
                                                          2012                    2011***
                                                       -------------------------------------
Net asset value at beginning of period                    $ 8.60                   $ 8.09
                                                          -------------------------------
Income (loss) from investment operations:
  Net investment income                                      .28                      .55
  Net realized and unrealized gain (loss)                   (.36)                     .54
                                                          -------------------------------
Total from investment operations                            (.08)                    1.09
                                                          -------------------------------
Less distributions from:
  Net investment income                                     (.28)                    (.58)
                                                          -------------------------------
Net asset value at end of period                          $ 8.24                   $ 8.60
                                                          ===============================
Total return (%)*                                           (.79)                   13.90
Net assets at end of period (000)                         $5,408                   $5,533
Ratios to average net assets:**(a)
  Expenses (%)(b)                                           1.20                     1.20
  Expenses, excluding reimbursements (%)(b)                 1.77                     1.86
  Net investment income (%)                                 6.86                     6.77
Portfolio turnover (%)                                        30                       54(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $5,355,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects increased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

================================================================================

66  | USAA HIGH INCOME FUND

================================================================================

paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE         AUGUST 1, 2011 -
                                AUGUST 1, 2011        JANUARY 31, 2012       JANUARY 31, 2012
                                -------------------------------------------------------------
FUND SHARES
Actual                             $1,000.00             $  993.30                $4.81

Hypothetical
  (5% return before expenses)       1,000.00              1,020.31                 4.88

INSTITUTIONAL SHARES
Actual                              1,000.00                993.20**               3.76**

Hypothetical
  (5% return before expenses)       1,000.00              1,021.37**               3.81**

ADVISER SHARES
Actual                              1,000.00                992.10                 6.03

Hypothetical
  (5% return before expenses)       1,000.00              1,019.16                 6.11

* Expenses are equal to the annualized expense ratio of 0.96% for Fund Shares, 0.75% for Institutional Shares, and 1.20% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (0.67)% for Fund Shares, (0.68)% for Institutional Shares, and (0.79)% for Adviser Shares for the six-month period of August 1, 2011, through January 31, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

** The Institutional Shares' annualized expense ratio of 0.75% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of August 1, 2011, through January 31, 2012, the Institutional Shares' expense ratio would have been 0.77%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE         AUGUST 1, 2011 -
                                AUGUST 1, 2011        JANUARY 31, 2012       JANUARY 31, 2012
                                -------------------------------------------------------------
INSTITUTIONAL SHARES
Actual                             $1,000.00              $  993.20                 $3.86

Hypothetical
  (5% return before expenses)       1,000.00               1,021.27                  3.91

================================================================================

68  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES                                Daniel S. McNamara
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                       USAA Asset Management Company
INVESTMENT ADVISER                      P.O. Box 659453
                                        San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                         USAA Investment Management Company
DISTRIBUTOR                             P.O. Box 659453
                                        San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "My Accounts" on
SELF-SERVICE 24/7                       usaa.com select "Investments,"
AT USAA.COM                             then "Mutual Funds"

OR CALL                                 Under "Investments" view
(800) 531-USAA                          account balances, or click
        (8722)                          "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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   40051-0312                                (C)2012, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.